As filed with the Securities and Exchange Commission on February 18, 2005 1933 Act Registration No. 333-50832
1940 Act Registration No. 811-10215

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /X/
     Pre-Effective Amendment No. __        / /

     Post-Effective Amendment No. 5        /X/


and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/


     Amendment No. 5                  /X/


     (Check appropriate box or boxes.)

                  FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
                            -------------------------
               (Exact name of Registrant as Specified in Charter)

                            1625 Broadway, Suite 2200
                                Denver, CO 80202
                                ----------------
               (Address of principal executive offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (303) 623-2577
                                 --------------

                            Tane' T. Tyler, Secretary
                            Financial Investors Trust
                            1625 Broadway, Suite 2200
                                Denver, CO 80202
                                ----------------
                     (Name and Address of Agent of Service)

                                    Copy to:

                              Peter Schwartz, Esq.
                           Davis, Graham & Stubbs LLP
                           1550 17th Street, Suite 500
                                Denver, CO 80202

Approximate Date of Proposed Public Offering:   As soon as practicable after the
effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):


/ /   immediately upon filing pursuant to paragraph (b)

/ /   on (date), pursuant to paragraph (b)

/X/   60 days after filing pursuant to paragraph (a) (1)

/ /   on ____________, pursuant to paragraph (a) (1)
/ /   75 days after filing pursuant to paragraph (a) (2)
/ /   on (date) pursuant to paragraph (a) (2)

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

Registrant registered an indefinite number of shares pursuant to regulation 24f-2 under the Investment Company Act of 1940 on July 21, 1999.

[FIRST HORIZON(SM) LOGO]

PROSPECTUS

CORE EQUITY PORTFOLIO
CAPITAL APPRECIATION PORTFOLIO


DATED MAY 2, 2005



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                                                                PAGE
Investment Objective, Principal Strategies and Risks
     Core Equity Portfolio
     Capital Appreciation Portfolio

Performance
     Core Equity Portfolio
     Capital Appreciation Portfolio

Fees and Expenses
     Core Equity Portfolio
     Capital Appreciation Portfolio

Who Manages the Portfolios?
     Core Equity Portfolio
     Capital Appreciation Portfolio

Portfolio Managers
     Core Equity Portfolio
     Capital Appreciation Portfolio

Shareholder Information

Distribution Plan

Privacy Policy

Financial Highlights

Additional Information about the Portfolios                                     Back Cover



No person has been authorized to give any information or to make any representation that is not contained in this Prospectus or in the Statement of Additional Information ("SAI") that is incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon. Also, this Prospectus does not constitute an offering by Financial Investors Variable Insurance Trust (the "Trust") or ALPS Distributors, Inc., ("ADI" or the "Distributor") in any jurisdiction where such an offering would not be lawful.

                                 NOT INSURED BY
                                 ANY FEDERAL
FIRST              NOT FDIC      GOVERNMENT          NO BANK        MAY LOSE
HORIZON FUNDS      INSURED       AGENCY              GUARANTEE      MONEY           NOT A DEPOSIT



CORE EQUITY PORTFOLIO

PORTFOLIO FACTS

Goal:
Maximum current total return through

- Capital Appreciation

Principal Investments:
- Common Stocks
- ADRs

Investment Adviser:

- First Tennessee Bank National Association ("First Tennessee" or "Adviser")

Investment Sub-Adviser:

- Highland Capital Management Corporation ("Highland" or "Sub-Adviser")

INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RISKS OF THE CORE EQUITY
PORTFOLIO

INVESTMENT OBJECTIVE -- The objective of the First Horizon Core Equity Portfolio, (the "Portfolio") is to achieve maximum total return through capital appreciation by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.

PRINCIPAL INVESTMENT STRATEGY -- Under normal market conditions, the Adviser and Sub-Adviser currently intend to invest at least 80% of the Portfolio's assets in common stock and American Depositary Receipts (ADRs) of U.S. and international companies that are traded on major domestic securities exchanges (New York Stock Exchange, American Stock Exchange and the National Association of Securities Dealers Automated Quotation, commonly referred to as NASDAQ).

PRINCIPAL RISKS -- You may be interested in the Portfolio if you are comfortable with the risks of equity securities and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the Adviser's strategy for managing the Portfolio may not achieve the desired results and the Portfolio is not intended to be a complete investment program. In addition, the price of common stock moves up and down in response to corporate earnings and developments, interest rate movements, economic, and market conditions, and unanticipated events. As a result, the price of the Portfolio's investments may go down and you could lose money on your investment. The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio's principal investment strategies in attempting to respond to adverse market, economic, or political conditions. To the extent the Portfolio invests defensively in these securities, it might not achieve its investment objective. If the Board of Trustees determines to change the Portfolio's policy of investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, it will provide the shareholders of the Portfolio at least 60 days prior written notice of the change.

In selecting investments for the Portfolio, Highland analyzes the fundamentals of individual companies. Fundamental analysis considers a company's essential soundness and future prospects, as well as overall industry outlook. Highland believes that companies with superior financial characteristics bought at attractive valuation levels have produced superior results over time. To find such characteristics, Highland's analysts search for companies producing consistent earnings and growth over a full market cycle. The portfolio managers, in turn, use this research to select stocks for purchase or sale by the Portfolio.


The SAI contains additional information about the risks associated with investing in the Portfolio.

The value of the Portfolio's shares, like stock prices, generally will fluctuate within a wide range. An investor in the Portfolio could lose money over short or even long periods of time.


Please remember that there is no guarantee that the Portfolio will achieve its investment objective, and an investment in the Portfolio is not a deposit or any other obligation of a bank, is not insured, endorsed, or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), a bank or any government agency, and involves investment risk including the possible loss of the principal amount invested.

The Portfolio may sell its shares only to separate accounts of various insurance companies (the "Insurer(s)") and to various qualified plans ("Retirement Plans"). Shares are available through investment in various Retirement Plans, or purchase of certain variable annuity contracts ("Contracts") issued by Insurers. If you are a Contract owner, the Insurer will allocate your premium payments to the Portfolio through separate accounts in accordance with your Contract.

The Retirement Plans and separate accounts of Insurers are the shareholders of record of the Portfolio's shares. Any reference to the shareholder in this Prospectus generally refers to the Retirement Plans and the Insurers' separate accounts and not to you, the Contract owner or Retirement Plan participant.

PERFORMANCE OF THE CORE EQUITY PORTFOLIO

The following bar chart and table can help you evaluate the potential risks of investing in the Portfolio. Both the bar chart and the table show the volatility the Portfolio has experienced with its past performance. The Portfolio's past performance (before and after taxes) does not indicate how it will perform in the future and is intended to be used for purposes of comparison only.

The performance shown in the bar chart reflects the expenses associated with those shares from year to year.

[CHART]

YEAR-BY-YEAR TOTAL RETURN

12/31/02          (26.11)%
12/31/03           28.60%

Best quarter (quarter ended June 30, 2003) - 15.18%
Worst quarter (quarter ended September 30, 2002) - (16.75)%

Year-To-Date Return (as of March 31, 2005) - _____%

The following table lists the Portfolio's average year-by-year return over the past one-year period and over the Life of the Portfolio. The table also compares the average annual total returns of the Portfolio for the periods shown to the performance of the S&P 500 Index.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 2004)



                                           1 YEAR     LIFE OF THE PORTFOLIO
Core Equity Portfolio
  (inception: 08/20/01)                       %                 %
Standard & Poor's 500 Index
  (1) From 08/20/01                          7%                 %(1)


[SIDENOTE]


WHAT IS THE S&P 500(TM) INDEX?

The S&P 500 Index is an unmanaged index tracking the performance of the 500 largest publicly traded U.S. stocks and is often used to indicate the performance of the overall domestic stock market. The S&P 500 index is not a mutual fund, and you cannot invest in it directly. Also, the performance of the S&P 500 index does not reflect the costs associated with operating a mutual fund, such as buying, selling, and holding securities.

FEES AND EXPENSES OF THE CORE EQUITY PORTFOLIO

THE INFORMATION IN THIS SECTION DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


Maximum Sales Charge (Load) imposed on
  Purchases (as a percentage of offering price)                          None
Maximum Deferred Sales Charge (Load)
  (as a percentage of original purchase price
  or redemption proceeds, as applicable)                                 None



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)



Management Fees                                                          0.70%
Distribution (12b-1) Fees                                                0.25%
Other Expenses                                                               %
                                                                         ====
Total Annual Portfolio Operating Expenses                                    %
Fee Waiver and Expense Reimbursement*                                        %
                                                                         ====
Net Annual Portfolio Operating Expenses                                  1.10%



*First Tennessee has contractually agreed to reimburse the Portfolio certain Other Expenses and/or waive its Management Fee through December 31, 2005, to the extent necessary for the Portfolio to maintain a Total Annual Portfolio Operating Expenses ratio of not more than 1.10% for its current fiscal year. These reimbursements and/or waivers may be discontinued any time after that date.

EXAMPLE -- The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeemed all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. After one year, the Example does not take into consideration First Tennessee's agreement to waive fees and/or reimburse fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                   ONE-YEAR        THREE-YEAR       FIVE-YEAR       TEN-YEAR
       Core Equity Portfolio           $               $                $               $



DISCLOSURE OF PORTFOLIO HOLDINGS

A detailed description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the Portfolio's SAI.


A NOTE ON FEES


As an indirect investor in the Portfolio, you will incur various operating costs, including investment management fees and operating expenses as indicated in the Fee Table. If you are a Contract owner, you will also incur fees associated with the Contract you purchase, which are not reflected in the Fee Table and Example above. Additional information about the cost of investing in the Portfolio is presented in the prospectus for your Contract through which the Portfolio's shares are offered to you.

CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO FACTS


Goal:
Maximum current total return through
- Capital Appreciation

Principal Investments:
- Common Stocks
- ADRs


Co-Investment Adviser:

- First Tennessee Bank National Association ("First Tennessee")


Co-Investment Adviser:
- Delaware Management Corporation ("DMC")

INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RISKS OF THE CAPITAL APPRECIATION PORTFOLIO

INVESTMENT OBJECTIVE -- The objective of the First Horizon Capital Appreciation Portfolio (the "Portfolio") is to seek long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES -- Under normal market conditions, DMC currently intends to invest at least 80% of the Portfolio's total assets in equity securities of companies with market capitalizations generally between $200 million and $2 billion at the time of purchase, with an average market capitalization of the Portfolio not to exceed $1.5 billion. The Portfolio may also invest in preferred stock, bonds and debentures convertible into common stock of U.S. based companies of all sizes, industries, and geographical markets. The Portfolio may also invest in securities of foreign issuers.


PRINCIPAL RISKS -- You may be interested in the Portfolio if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the Adviser's strategy for managing the Portfolio may not achieve the desired results and the Portfolio is not intended to be a complete investment program. In addition, the price of common stock moves up and down in response to corporate earnings and developments, interest rate movements, economic and market conditions, and anticipated events. As a result, the price of the Portfolio's investments may go down and you could lose money on your investment.

The Portfolio's share price may fluctuate more than that of funds primarily invested in stocks of large companies. Occasionally, small company securities may underperform as compared to the securities of larger companies. Small company securities may also pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio's principal investment strategies in attempting to respond to adverse market, economic or political conditions. To the extent the Portfolio invests defensively in these securities, it might not achieve its investment objective.

In selecting investments for the Portfolio, DMC analyzes the fundamental values of individual companies as well as particular industries. In particular, a company is evaluated by visiting management and through assessing other levels of the company, its competitors, its customers, and its vendors. Fundamental analysis considers a company's essential soundness and future prospects, as well as overall industry outlook. The Portfolio also may invest in foreign securities that DMC believes possess unusual values.


The SAI contains additional information about the risks associated with investing in the Portfolio.

The value of the Portfolio's shares, like stock prices, generally will fluctuate within a wide range. An investor in the Portfolio could lose money over short or even long periods of time.

Please remember that there is no guarantee that the Portfolio will achieve its investment objective, and an investment in the Portfolio is not a deposit or any other obligation of a bank, is not insured, endorsed, or guaranteed by the FDIC, a bank or any government agency, and involves investment risk including the possible loss of the principal amount invested.


The Portfolio may sell its shares only to separate accounts of various insurance companies (the "Insurer(s)") and to various qualified plans ("Retirement Plans"). Shares are available through investment in various Retirement Plans, or purchase of certain variable annuity contracts ("Contracts") issued by Insurers. If you are a Contract owner, the Insurer will allocate your premium payments to the Portfolio through separate accounts in accordance with your Contract.

The Retirement Plans and separate accounts of Insurers are the shareholders of record of the Portfolio's shares. Any reference to the shareholder in this Prospectus generally refers to the Retirement Plans and the Insurers' separate accounts and not to you, the Contract owner or Retirement Plan participant.


PERFORMANCE OF THE CAPITAL APPRECIATION PORTFOLIO


The following bar chart and table can help you evaluate the potential risks of investing in the Portfolio. Both the bar chart and the table show the volatility the Portfolio has experienced with its past performance. The Portfolio's past performance (before and after taxes) does not indicate how it will perform in the future and is intended to be used for purposes of comparison only.

The performance shown in the bar chart reflects the expenses associated with those shares from year to year.

[CHART]

YEAR-BY-YEAR TOTAL RETURN


12/31/02      (18.62)%
12/31/03       42.28%


Best quarter (quarter ended December 31, 2001) - 26.30%
Worst quarter (quarter ended September 30, 2002) - (16.30)%

Year-To-Date Return (as of March 31, 2005)- _______%

The following table lists the Portfolio's average year-by-year return over the past one-year period and over the Life of the Portfolio. The table also compares the average annual total returns of the Portfolio for the periods shown to the performance of the Russell 2000 Growth Index.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 2004)



                                                      1 YEAR      LIFE OF PORTFOLIO
Capital Appreciation Portfolio
   (inception: 08/20/01)                                 %                %
Russell 2000 Growth Index
   (1) From 08/20/01                                     %                %(1)


[SIDENOTE]

WHAT IS THE RUSSELL 2000(TM) GROWTH INDEX?

The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index contains the smallest 2,000 publicly traded U.S. stocks within the Russell 3000 Index, which is made up of 98% of the U.S. equity market. The Russell 2000 Growth Index is not a mutual fund and you cannot invest in it directly. Also, the performance of the Russell 2000 Growth Index does not reflect the costs associated with operating a mutual fund, such as buying, selling, and holding securities.

FEES AND EXPENSES OF THE CAPITAL APPRECIATION PORTFOLIO

The information in this section describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


Maximum sales charge (Load) imposed on
Purchases as a percentage of offering price)                             None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, as applicable)                                   None



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)



Management Fees                                                          0.75%
Distribution (12b-1) Fees                                                0.25%
Other Expenses                                                           %
                                                                         =====
Total Annual Portfolio Operating Expenses                                %
Fee Waiver and Expense Reimbursement*                                    %
                                                                         =====
Net Annual Portfolio Operating Expenses                                  1.30%



*First Tennessee has contractually agreed to reimburse the Portfolio certain Other Expenses and/or waive its Management Fee through December 31, 2005, to the extent necessary for the Portfolio to maintain a Total Annual Portfolio Operating Expense ratio of not more than 1.30% for its current fiscal year. These reimbursements and/or waivers may be discontinued at any time after that date.

EXAMPLE -- The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeemed all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. After one year, the Example does not take into consideration First Tennessee's agreement to waive fees and/or reimburse fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                          ONE-YEAR        THREE-YEAR       FIVE-YEAR       TEN-YEAR
     Capital Appreciation Portfolio          $                $                $              $





DISCLOSURE OF PORTFOLIO HOLDINGS

A detailed description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the Portfolio's SAI.

A NOTE ON FEES

As an indirect investor in the Portfolio, you would incur various operating costs, including investment management fees and operating expenses as indicated in the Fee Table. If you are a Contract owner, you will also incur fees associated with the Contract you purchase, which are not reflected in the Fee Table and Example above. Additional information about the cost of investing in the Portfolio is presented in the prospectus for your Contract through which the Portfolio's shares are offered to you.

CORE EQUITY PORTFOLIO

WHO MANAGES THE CORE EQUITY PORTFOLIO?


First Tennessee (530 Oak Court Dr., Memphis, Tennessee) serves as Investment Adviser to the Portfolio and, with the prior approval of the Board of Trustees (the "Trustees") of Financial Investors Variable Insurance Trust (the "Trust"), has engaged Highland to act as Sub-Adviser to the Portfolio. Subject to First Tennessee's supervision, Highland is responsible for the day-to-day investment management of the Portfolio, including providing investment research and credit analysis concerning portfolio investments and conducting a continuous program of investment of portfolio assets in accordance with the investment policies and objectives of the Portfolio. Additional information concerning the basis for the Trustees approving First Tennessee and Highland as the Portfolio's Investment Advisory and Sub-Advisory, respectively, can be found in Trust's annual report dated December 31, 2004.

For managing its investment and business affairs, the Portfolio is obligated to pay First Tennessee a monthly management fee at the annual rate of 0.70% of its average net assets. First Tennessee has contractually agreed to reimburse the Portfolio's other expenses and/or waive its management fees to the extent necessary for the Portfolio to maintain a total operating expense ratio of not more than 1.10% for its current fiscal year ending December 31, 2005. The total advisory fee paid to First Tennessee for the fiscal year ended December 31, 2004, was ____% of the Portfolio's average net assets after waiver. First Tennessee serves as an investment adviser to individual, corporate and institutional advisory clients and pension plans with approximately $_____ billion in assets under administration (including nondiscretionary accounts) and $_____ billion in assets under management as of December 31, 2004, and has experience in supervising sub-advisers. First Tennessee provides investment advisory services to the Portfolio through First Tennessee Advisory Services, a division of First Tennessee.

First Tennessee may compensate an Insurer for certain administrative services performed for the Portfolio in connection with the Contracts, based on the assets of the Portfolio attributable to Contracts issued through the separate account of the Insurer.

Highland (6077 Primacy Parkway, Memphis, Tennessee) serves as the Sub-Adviser for the Portfolio subject to the supervision of First Tennessee and pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. On March 1, 1994, Highland merged with and into First Tennessee Investment Management, Inc. ("FTIM"), an affiliate of First Tennessee, and changed its name to Highland Capital Management Corp.

FTIM (now Highland), has been a wholly-owned subsidiary of First Tennessee National Corporation since 1972. First Tennessee has a history of investment management that dates back to 1929. Highland has approximately $___ billion in total assets under management as of December 31, 2004. First Tennessee is obligated to pay Highland a monthly sub-advisory fee at the annual rate of 0.50% of the Portfolio's average net assets. The Portfolio is not responsible for paying any portion of Highland's sub-advisory fee.


PORTFOLIO MANAGERS FOR THE CORE EQUITY PORTFOLIO

[PHOTO OF DAVID L. THOMPSON AND MARK J. CRONIN]

DAVID L. THOMPSON, one of the two portfolio managers for the Portfolio, is a senior vice president and director of Highland. He has 15 years of investment experience. Mr. Thompson joined Highland in May 1995 and is a Chartered Financial Analyst. He is a graduate of the University of Mississippi and received a masters degree in business administration from the University of North Carolina.


MARK J. CRONIN is the other manager of the Portfolio. He is vice president with Highland. He has over two decades of investment experience. Mr. Cronin joined Highland in 1999 and is a Chartered Financial Analyst. He is a graduate of the University of Washington.

Additional information about the portfolio mangers' compensation, other accounts managed by the portfolio managers, and each portfolio managers' ownership of securities in the Portfolio can be found in the SAI.

CAPITAL APPRECIATION PORTFOLIO

WHO MANAGES THE CAPITAL APPRECIATION PORTFOLIO?


First Tennessee (530 Oak Court Drive, Memphis, Tennessee) and DMC (2005 Market Street, Philadelphia, Pennsylvania) serve as Co-Investment Advisers to the Portfolio. First Tennessee, among other things, provides investment management evaluations to the Board of Trustees (the "Trustees") of Financial Investors Variable Insurance Trust (the "Trust"), monitors the activities of DMC, including DMC's Portfolio transactions, and coordinates DMC's activities with the Portfolio's custodian, transfer agent, administrator, and independent accountants. DMC uses a team approach and is responsible for the day-to-day investment and reinvestment of the Portfolio's assets in accordance with its investment objective and policies. DMC is obligated to provide a continual program of investment of portfolio assets, to conduct investment research and credit analysis concerning portfolio investments, and to place orders for all purchases and sales of investments on behalf of the Portfolio. Additional information concerning the basis for the Trustees approving First Tennessee and DMC as the Portfolio's Co-Investment Advisors, can be found in Trust's annual report dated December 31, 2004.

The Portfolio is obligated to pay First Tennessee a monthly management fee at the annual rate of 0.15% of its average net assets for the investment advisory services First Tennessee provides. First Tennessee has contractually agreed to reimburse the Portfolio's other expenses and/or waive of its management fees to the extent necessary for the Portfolio to maintain a total operating expense ratio of not more than 1.30% for its current fiscal year ending December 31, 2005. The total advisory fee paid to First Tennessee for the fiscal year ended December 31, 2004 was 0.00% of the Portfolio's average net assets. First Tennessee serves as an investment adviser to individual, corporate and institutional advisory clients, pension plans and collective investment funds, with approximately $____ billion in assets under administration (including nondiscretionary accounts) and $___ billion in assets under management as of December 31, 2004, and has experience in supervising co-advisers. First Tennessee provides co-investment advisory services to the Portfolio through First Tennessee Advisory Services, a division of First Tennessee.

First Tennessee may compensate an Insurer for certain administrative services performed for the Portfolio in connection with the Contracts, based on the assets of the Portfolio attributable to Contracts issued through the separate account of the Insurer.

As compensation for the services it provides, DMC is entitled to receive from the Portfolio a monthly management fee at the annual rate of 0.60% on the Portfolio's average net assets. The total advisory fee paid to DMC for the fiscal year ended December 31, 2004, was ___% of the Portfolio's average net assets. DMC is organized as a series of Delaware Management Business Trust ("DMBT"), a business trust organized under the laws of the State of Delaware. As of December 31, 2004, DMC and its investment advisory affiliates had approximately $-____ billion under management in a wide range of asset classes for institutional investors, large private trusts and mutual fund shareholders. DMC and DMBT are part of the Delaware Investments family of companies, which are located at 2005 Market Street, Philadelphia, PA 19103. They are indirect, wholly-owned subsidiaries of Lincoln National Corporation, Centre Square, West Tower, 1500 Market St., Suite 3900, Philadelphia, PA 19102-2112 ("LNC"). LNC is a publicly-owned company whose shares are traded on the New York Stock Exchange.


PORTFOLIO MANAGERS FOR THE CAPITAL APPRECIATION PORTFOLIO

[PHOTO OF PORTFOLIO MANAGERS]


A team of Portfolio Managers of DMC is responsible for the day-to-day operations of the Portfolio. The Investment Management Team is lead by Gerald S. Frey. Gerald S. Frey is managing director/chief investment officer, growth equities of Delaware Management Company. Mr. Frey has over twenty years of experience in the money management business and holds a bachelor's degree in economics from Bloomsburg University and attended Wilkes College and New York University. Other members of the Investment Management Team are Marshall T. Bassett, Senior Vice President / Portfolio Manager, Consumer and Retail Sector Specialty; John A. Heffern, Senior Vice President / Portfolio, Business & Financial Services Sector; Jeffrey W. Hynoski, Vice President / Portfolio Manager, Technology Sector Specialty; Steven T. Lampe, Vice President / Portfolio Manager, Healthcare Sector Specialty; Matthew Todorow (not pictured), Vice

President / Portfolio Manager, Healthcare Sector Specialty; and Lori P. Wachs, Vice President / Portfolio Manager, Consumer & Retail Sector Specialty.

Additional information about the portfolio mangers' compensation, other accounts managed by the portfolio managers, and each portfolio managers' ownership of securities in the Portfolio can be found in the SAI.


SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

The Portfolios continuously offer shares to Insurers and Retirement Plans at the net asset value ("NAV") per share next determined after the Trust or its designated agent receives and accepts a proper purchase request. Each Insurer or Retirement Plan submits purchase and redemption orders to the Trust based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the Insurer by such Contract owners (or by participants). The Insurers and Retirement Plans are designated agents of the Portfolios. The Trust, the Adviser and the Portfolios' distributor reserve the right to reject any purchase order from any party for shares of the Portfolios.

The Portfolios will ordinarily make payment for redeemed shares within seven (7) business days after the Trust or their designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Trust or its designated agent receives and accepts the shareholder's request in proper form.

The Portfolios may suspend the right of redemption or postpone the date of payment during any period when trading on the New York Stock Exchange ("NYSE") is restricted, or the NYSE is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Portfolios to dispose of its assets or calculate their net asset values; or as permitted by the Securities and Exchange Commission.

If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each Portfolio's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale.


The accompanying contract Prospectus or disclosure documents for the Contracts or Retirement Plan describes the allocation, transfer and withdrawal provisions of such Contract or Retirement Plan.


VALUING SHARES

The price at which you buy, sell or exchange Portfolio shares is the share price or NAV. The share price for shares of the Portfolios is determined by adding the value of the Portfolios' investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the shares outstanding. The Portfolios are open for business each day that the NYSE is open (a "Business Day"). The NAV is calculated at the close of the Portfolios' Business Day, which coincides with the close of regular trading of the NYSE (normally 4:00 p.m. Eastern Time). Share price is not calculated on the days that the NYSE is closed.

When the Portfolios calculate the share price, they value the securities they hold at market value. Sometimes market quotes from some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the Trustees.

EXCESSIVE TRADING AND MARKET TIMING ACTIVITIES

While the Portfolios provide its shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive trading and market timing activities ("Excessive Trading") in the Portfolios' shares can be disruptive to the management of the Portfolios and as a result may hurt the long-term performance of the Portfolios.

For example, Excessive Trading activities may expose long-term shareholders to additional risk, such as:

       - dilution of the value of each Portfolio's shares held by long-term shareholders who do not engage in this activity;
       - the lost of investment opportunity by requiring the Portfolios to maintain more liquid assets as opposed to being able to invest such assets in long-term investments; and
       - increased brokerage and administrative cost to the Portfolios due to redemption request that are unusually large in either dollar amounts or number of redemptions.

In addition, with respect to each Portfolio's securities that may be primarily listed on foreign exchanges, the impact of events that occur after the close of a foreign exchange but before the close of trading on the NYSE may present risks of "time-zone arbitrage" (an Excessive Trading strategy). An investor engaging in this type of Excessive Trading would seek to capture any pricing inefficiencies and possible cause a dilution of the value in a Portfolio's shares. Excessive Trading risks can be magnified for mutual funds that are smaller in asset size.

In order to address these risks the Portfolios have implemented certain policies and procedures that are designed to discourage Excessive Trading activity in the Portfolios. One such policy is "fair value pricing." ANY INVESTOR THAT INTENDS TO USE EXCESSIVE TRADING STRATEGIES ("EXCESSIVE TRADER(S)") SHOULD NOT PURCHASE SHARES OF THE PORTFOLIOS.

In an effort to protect the interest of long-term shareholders, the policies and procedures referenced above are meant to detect and deter Excessive Trading activities and the Portfolios reserve the right to refuse any purchase or exchange request that the Portfolios deem not to be in the best interests of the Portfolios or their long-term shareholders. In particular, the Portfolios may restrict or refuse any purchase orders whether directly or by exchange, from Excessive Traders.

However, none of these tools can guarantee the possibility that Excessive Trading activity will not occur, especially with respect to accounts trading in omnibus arrangements, such as the Insurance and Retirement Plans that the Portfolios are designed to be used in. By their nature, omnibus accounts, in which purchases and sales of the Portfolios by multiple investors are aggregated by an intermediary and presented to the Portfolios on a net basis, may effectively conceal the identity of a Excessive Trader.

The Board of Trustees has adopted the policies and procedures to help the Trust and its Portfolios identify Excessive Trading activities by shareholders in either Portfolio.


ANTI-MONEY LAUNDERING


Under applicable anti-money laundering regulations and other Federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Contract owners and Retirement Plan participants may be asked to provide additional information in order for the Trust and its agents to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other Federal regulations.


TAX CONSEQUENCES

The Portfolios distribute substantially all of their net income and capital gains to shareholders each year. The Portfolios distribute capital gains and income dividends annually. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested at net asset value in the Portfolios. For Contract owners the result of automatic reinvestment of distributions on a Portfolio's performance, including the effect of dividends, is reflected in the cash value of the Contracts you own. Please see the Contract prospectus accompanying this Prospectus for more information.


The Portfolios each intend to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), in order to be relieved of Federal income tax on that part of their net investment income and realized capital gains they distribute to shareholders. To qualify, the Portfolios must meet certain relatively complex income and diversification tests. The loss of such status would result in the Portfolios being subject to Federal income tax on their taxable income and gains.

Federal tax regulations require that mutual funds offered through insurance company separate accounts must meet certain additional diversification requirements to preserve the tax-deferral benefits provided by the variable contracts. The Advisers intend to diversify investments in accordance with those requirements. The Insurers' prospectuses for variable annuities policies describe the Federal income tax treatment of distributions from such contracts to Contract owners.

The foregoing is only a summary of important Federal tax law provisions that can affect the Portfolios. Other Federal, state, or local tax law provisions may also affect the Portfolios and their operations.


Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

DISTRIBUTION PLAN


The Trustees have adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Portfolios (the "Distribution Plan"). The Distribution Plan permits the use of portfolio assets to compensate ADI, the Portfolios' Distributor, for its services and costs in distributing shares and servicing shareholder accounts.


The Distribution Plan also recognizes that First Tennessee and DMC may use their management fee revenues, as well as their past profits or their resources from any other source, to pay for expenses incurred in connection with providing services intended to result in the sale of shares and/or shareholder support services.


Under the Distribution Plan, ADI receives an amount equal to 0.25% of the average annual net assets of the Portfolios. All or a portion of the fees paid to ADI under the Distribution Plan will, in turn, be paid to certain financial intermediaries as compensation for selling shares or for providing ongoing administrative services. These services generally include responding to shareholder inquiries, directing shareholder communications, account balance maintenance, and dividend posting.


Because the fees paid under the Distribution Plan are paid out of portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

PRIVACY POLICY

The Portfolios collect nonpublic personal information about its customers(1) from the following sources:

- Account applications and other forms, which may include a customer's name, address, social security number, date of birth, and information about a customer's investment goals and risk tolerance;
- Account history, including information about the transactions and balances in a customer's account; and
- Correspondence, written, or telephonic, between a customer and the Portfolios service providers to the Portfolios.

The Portfolios will not release information about its customers or their accounts unless one of the following conditions is met:

- Prior written consent is received.
- The Portfolios believe the recipient to be the fund customer or the customer's authorized representative.
- The Portfolios are required by law to release information to the recipient.

The Portfolios do not give or sell information about their customers or their accounts to any other company, individual, or group.

The Portfolios will only use information about their customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.


The Portfolios restrict access to nonpublic personal information about customers to those employees who need to know that information in order to provide products or services. The Portfolios may also share personal information with companies that it hires to provide support services. When the Portfolios share personal information with service providers, they protect that personal information with a strict confidentiality agreement. The Portfolios also maintain physical, electronic and procedural safeguards that comply with Federal standards to guard customers' nonpublic personal information.


The Portfolios will adhere to the policies and practices described in this notice for current and former shareholders of the Portfolio.

(1) For purposes of this notice, the terms "customer" or "customers" includes both shareholders of the Portfolios and individuals who provide nonpublic personal information to the Portfolios, but do not invest in Portfolio shares.

FINANCIAL HIGHLIGHTS


                                                                                        CORE EQUITY
                                                                 ---------------------------------------------------------
                                                                                                          FOR THE PERIOD
                                                                           FOR THE YEAR                   ENDED DECEMBER
                                                                        ENDED DECEMBER 31,                      31,
                                                                 --------------------------------       ------------------
                                                                   2004       2003         2002                2001*
                                                                 --------   --------     --------       ------------------
Selected Per-Share Data
Net asset value - beginning of period                                       $   7.41     $  10.06           $        10.00
Income from investment operations:
Net investment income                                                           0.02         0.02                     0.00(3)
Net realized and unrealized gain (loss)
   on investments                                                               2.10        (2.65)                    0.07
Total from investment operations                                                2.12        (2.63)                    0.07

Distributions:
From net investment income                                                     (0.02)       (0.02)                   (0.01)
From net realized gain                                                                       0.00(3)                     -
Total distributions                                                            (0.02)       (0.02)                   (0.01)
Net asset value - end of period                                  $          $   9.51     $   7.41           $        10.06

Total Return (4)                                                 %             28.60%      (26.11)%                   0.68%(2)

Ratios and Supplemental Data
Net assets, end of period (000)                                  $          $ 11,608     $  5,239           $        2,107
Ratio of expenses to average net assets                          %              1.10%        1.10%                    1.10%(1)
Ratio of net investment income to average net assets             %              0.28%        0.28%                    0.17%(1)
Ratio of expenses to average net assets without fee waivers      %              1.79%        3.07%                    1.99%(1)
Ratio of net investment loss to average net assets
   without fee waivers                                           %             (0.40)%      (1.69)%                  (0.72)%(1)
Portfolio turnover rate                                          %                36%          43%                       9%


(1)  Annualized
(2)  Total returns for periods less than one year are not annualized.
(3)  Less than $.005 per share.
(4) Total return would have been lower had various fees not been waived during the period.

*For the period August 20, 2001 (inception) to December 31, 2001

                                                                                    CAPITAL APPRECIATION
                                                                 ---------------------------------------------------------
                                                                                                          FOR THE PERIOD
                                                                           FOR THE YEAR                       ENDED
                                                                        ENDED DECEMBER 31,                 DECEMBER 31,
                                                                 --------------------------------       ------------------
                                                                   2004       2003         2002                2001*
                                                                 --------   --------     --------       ------------------
Selected Per-Share Data
Net asset value - beginning of period                            $          $   8.87     $  10.90           $        10.00
Income from investment operations:
Net investment loss                                                            (0.04)       (0.06)                   (0.02)
Net realized and unrealized gain (loss)
   on investments                                                               3.79        (1.97)                    0.92
Total from investment operations                                                3.75        (2.03)                    0.90

Distributions:
From net investment income                                              -          -            -                        -
From net realized gain                                                             -            -                        -
Total distributions                                                                -            -                        -
Net asset value - end of period                                  $          $  12.62     $   8.87           $        10.90
Total Return (3)                                                 %             42.28%      (18.62)%                   9.00%(2)

Ratios and Supplemental Data
Net assets, end of period (000)                                  $          $  3,494     $  1,480           $        1,132
Ratio of expenses to average net assets                          %              1.30%        1.30%                    1.30%(1)
Ratio of net investment income loss to average net assets        %             (0.61)%      (0.89)%                  (0.49)%(1)
Ratio of expenses to average net assets without fee waivers      %              2.18%        4.27%                    2.24%
Ratio of net investment loss to average net assets
   without fee waivers                                           %             (1.49)%      (3.87)%                  (1.43)%(1)
Portfolio turnover rate                                          %                72%         120%                      59%


(1)  Annualized
(2)  Total Returns for periods less than one year are not annualized.
(3) Total return would have been lower had various fees not been waived during the period.

*For the period August 20, 2001 (inception) to December 31, 2001

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

If you would like more information about the Portfolios, the following documents are available free upon request.

ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In the Portfolios' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI contains additional information about all aspects of the Portfolios. A current SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference, which means that it is legally part of this Prospectus. For a copy of the SAI, write or call the Portfolios at the address or phone number listed below.


Shares of the Portfolios are available only through the purchase of a variable annuity contract issued by an insurance company or through a qualified retirement plan and are not for sale directly to the general public. Therefore, shareholder reports and the SAI are not made available on the Internet. However, if you are an eligible investor, and wish to obtain copies of the Portfolios' SAI, Annual Report, or Semi-Annual Report free of charge, or to obtain other information about the Portfolios and to make shareholder inquiries, you may write to First Horizon Funds at 1625 Broadway, Suite 2200, Denver, Colorado 80202 or call First Horizon Funds at 1-877-846-0741.

Information about the Portfolios including the SAI can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1.202.942.8090. Reports and other information about the Portfolio are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.





[FIRST TENNESSEE LOGO]

[ALPS DISTRIBUTORS, INC. LOGO]





                                       Investment Company Act File No. 811-10215

                  FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
                       FIRST HORIZON CORE EQUITY PORTFOLIO
                  FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO
                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 2, 2005

This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the current Prospectus for the First Horizon Core Equity and Capital Appreciation Portfolios ("Portfolios") dated May 2, 2005, as it may be amended or supplemented from time to time. Please retain this SAI for future reference. To obtain additional free copies of this SAI or the Prospectus for the Portfolios, please contact ALPS Distributors, Inc. by calling 1-877-846-0741, or writing to 1625 Broadway, Suite 2200, Denver, CO 80202.


Shares of the Portfolios are available only through the purchase of a variable annuity contract issued through a separate account of an insurance company ("Variable Contract"), or through a qualified plan.


TABLE OF CONTENTS                                                          PAGE
-----------------                                                          ----
INVESTMENT RESTRICTIONS AND LIMITATIONS
INVESTMENT INSTRUMENTS
TRUSTEES AND OFFICERS
CODE OF ETHICS
PROXY VOTING POLICIES AND PROCEDURES
INVESTMENT ADVISORY AGREEMENTS
ADMINISTRATION AGREEMENT AND OTHER CONTRACTS
PORTFOLIO MANAGERS
PORTFOLIO TRANSACTIONS
VALUATION OF PORTFOLIO SECURITIES
PERFORMANCE
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
DISTRIBUTIONS AND TAXES
DESCRIPTION OF THE TRUST
FINANCIAL STATEMENTS
APPENDIX A


INVESTMENT ADVISER (FIRST HORIZON CORE EQUITY PORTFOLIO)
First Tennessee Bank National Association ("First Tennessee")

SUB-ADVISER (FIRST HORIZON CORE EQUITY PORTFOLIO)
Highland Capital Management Corp. ("Highland" or a "Sub-Adviser")

CO-INVESTMENT ADVISERS (FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO) First Tennessee Bank National Association ("First Tennessee")
Delaware Management Company ("DMC")

ADMINISTRATOR
ALPS Mutual Funds Services, Inc. ("ALPS" or the "Administrator")

CO-ADMINISTRATOR
First Tennessee Bank National Association ("First Tennessee" or the "Co-Administrator")

DISTRIBUTOR
ALPS Distributors, Inc. ("ADI" or the "Distributor")


TRANSFER AGENT, Pricing and Accounting Agent, & SHAREHOLDER SERVICING AGENT

ALPS Mutual Funds Services, Inc. ("ALPS" or the "Transfer Agent")


CUSTODIAN

State Street Bank & Trust Company ("State Street" or the "Custodian")

                     INVESTMENT RESTRICTIONS AND LIMITATIONS

The following policies and limitations supplement those set forth in the Portfolios' Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Portfolio's acquisition of such security or other asset. Accordingly, except as to borrowings and illiquid securities, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Portfolio's investment policies and limitations. With respect to borrowings or illiquid securities, any borrowing or investment in such securities that exceeds the applicable limitations listed below will be reduced promptly to meet such limitation.


Fundamental policies and investment limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of that Portfolio. However, except for the fundamental investment limitations set forth below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.


                    INVESTMENT LIMITATIONS OF THE PORTFOLIOS

THE FOLLOWING ARE THE FUNDAMENTAL LIMITATIONS FOR EACH PORTFOLIO, SET FORTH IN THEIR ENTIRETY. EACH PORTFOLIO MAY NOT:

(1) with respect to 75% of a Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result of such purchase, (a) more than 5% of a Portfolio's total assets would be invested in the securities of that issuer; or (b) such a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2)  issue senior securities, except as permitted under the 1940 Act;

(3) borrow money, except that each Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that each Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 as amended (the "1933 Act") in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, 25% or more of such a Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements;

(9) Each Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end or closed-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Portfolio.


THE FOLLOWING LIMITATIONS OF EACH PORTFOLIO ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(1) Each Portfolio does not currently intend during the coming year to purchase securities on margin, except that each Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(2) Each Portfolio may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. Reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation
     (3). The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(3) Each Portfolio does not currently intend during the coming year to purchase any security, if, as a result of such purchase, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(4) Each Portfolio does not currently intend during the coming year to purchase or sell futures contracts. This limitation does not apply to securities that incorporate features similar to futures contracts.

(5) Each Portfolio does not currently intend during the coming year to make loans, but this limitation does not apply to purchases of debt securities.

(6) Each Portfolio does not currently intend during the coming year to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Portfolio.

(7) Each Portfolio will not: (a) purchase put options or write call options if, as a result, more than 25% of a Portfolio's total assets would be hedged with options under normal conditions; (b) write put options if, as a result, a Portfolio's total obligations upon settlement or exercise of written put options would exceed 25% each of their total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by each Portfolio would exceed 5% of total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

                             INVESTMENT INSTRUMENTS

The Prospectus discusses the investment objectives of the Portfolios and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Portfolios may invest, and certain risks attendant to such investment.

DELAYED-DELIVERY AND WHEN-ISSUED TRANSACTIONS. Each Portfolio may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by each Portfolio to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. Each Portfolio may receive fees for entering into delayed-delivery transactions.

When purchasing securities on a delayed-delivery basis, each Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with such Portfolio's other investments. If a Portfolio remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, such Portfolio could miss a favorable price or yield opportunity, or could suffer a loss.

Each Portfolio may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

FOREIGN INVESTMENTS. Foreign investments purchased by each Portfolio can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restriction on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that a Portfolio's investment adviser will be able to anticipate or counter these potential events.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Each Portfolio may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based corporation held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.


FOREIGN CURRENCY TRANSACTIONS. The Portfolios may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Portfolios will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.


Each Portfolio may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by each Portfolio. The Portfolios may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

When a Portfolio agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, each Portfolio will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Portfolios may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Portfolio's investment adviser.

A Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutsche marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Portfolio may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency or from one foreign currency to another foreign currency. For example, if a Portfolio held investments denominated in Deutsche marks, such Portfolio could enter into forward contracts to sell Deutsche marks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Portfolio had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, Securities and Exchange Commission ("SEC") guidelines require mutual funds to set aside cash or other appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Portfolios will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Portfolios will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on Highland's or DMC's skill in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio if currencies do not perform as the investment adviser anticipates. For example, if a currency's value rose at a time when the investment adviser had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would be unable to participate in the currency's appreciation. If Highland or DMC hedges currency exposure through proxy hedges, a Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Highland or DMC increases a Portfolio's exposure to a foreign currency, and that currency's value declines, the Portfolio will realize a loss. There is no assurance that Highland's or DMC's use of forward currency contracts will be advantageous to a Portfolio or that it will hedge at an appropriate time. The policies described in this section are non-fundamental policies of each Portfolio.

ILLIQUID INVESTMENTS. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under guidelines established by the Trustees, Highland (under the supervision of First Tennessee), and DMC determine the liquidity of each respective Portfolio's investments and, through reports from Highland and DMC, the Trustees monitor investments in illiquid instruments. In determining the liquidity of each Portfolio's investments, Highland and DMC may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset each Portfolio's rights and obligations relating to the investment). Investments currently considered by each Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and some restricted securities determined by Highland or DMC to be illiquid. However, with respect to over-the-counter options that each Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement each Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Trustees. If through a change in values, net assets or other circumstances, either Portfolio were in a position where more than 15% of its net assets were invested in illiquid securities, the Trustees would seek to take appropriate steps to protect liquidity.

REAL ESTATE INVESTMENT TRUSTS. The Portfolios may purchase interests in real estate investment trusts. Real estate industry companies include, among others, equity real estate investment trusts, which own properties, and mortgage real estate investment trusts, which make construction, development, and long-term mortgage loans. Equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skill, are not diversified, and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security at an agreed upon price and date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price. This obligation is in effect secured by the underlying security having a value at least equal to the amount of the agreed upon resale price. Each Portfolio may enter into a repurchase agreement with respect to any security in which it is authorized to invest. While it presently does not appear possible to eliminate all risks from the transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to each Portfolio in connection with bankruptcy proceedings), it is the policy of each Portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Highland or DMC, as the case may be.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, each Portfolio will maintain appropriate high-grade liquid assets in a segregated custodial account to cover its obligation under the agreement. Each Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Highland or DMC, as the case may be.

RESTRICTED SECURITIES. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, each Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time each Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, each Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

SECURITIES LENDING. Each Portfolio may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Portfolios to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Highland or DMC to be of good standing. Furthermore, they will only be made if, in Highland's or DMC's judgment, the consideration to be earned from such loans would justify the risk.

First Tennessee, Highland, and DMC understand that it is the current view of the SEC that each Portfolio may engage in loan transactions only under the following conditions: (1) each Portfolio must receive at least 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, each Portfolio must be able to terminate the loan at any time; (4) each Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) each Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Portfolios are authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

WARRANTS. The Portfolios may invest in warrants, which entitle the holder to buy equity securities at a specific price during a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities, which may be purchased, nor do they represent any rights in the assets of the issuing company. The value of a warrant may be more volatile than the value of the securities underlying the warrants. Also, the value of the warrant does not necessarily change with the value of the underlying securities and ceases to have value if it is not exercised prior to the expiration date. Warrants may be allowed to expire if Highland or DMC deems it undesirable to exercise or sell.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities and indexes of securities prices. A Portfolio may terminate its position in a put option it has purchased by allowing them to expire or by exercising the option. If the option is allowed to expire, a Portfolio will lose the entire premium it paid. If a Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. A Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Portfolios may seek to terminate their positions in put options they write before exercise by closing out the options in the secondary market at their current price. If the secondary market is not liquid for a put option a Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. However, this loss should be less than the loss from purchasing the underlying instrument directly, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates each Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS. Each Portfolio may purchase and write options in combination with each other, or in combination with forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Portfolios may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match the Portfolios' current or anticipated investments exactly. Each Portfolio may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which each typically invests.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolios' investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, dividends, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the securities markets, from structural differences in how options and securities are traded, or from imposition of daily price fluctuation limits or trading halts.

The Portfolios may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Portfolios' options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS. There is no assurance a liquid secondary market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Portfolios to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Portfolios to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolios' access to other assets held to cover its options or futures positions could also be impaired.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Portfolios greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

ASSET COVERAGE FOR OPTIONS POSITIONS. The Portfolios will comply with guidelines established by the SEC with respect to coverage of options strategies by mutual funds and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolios' assets could impede portfolio management or the Portfolios' ability to meet redemption requests or other current obligations.


TEMPORARY DEFENSIVE INVESTMENTS. When market conditions are unstable, or the managers believe it is otherwise appropriate to reduce equity holdings, the Portfolios may invest in short-term debt securities for defensive purposes. Short-term debt securities are typically selected because of their liquidity, stability of principal, and are subject to less volatility than longer-term debt securities.

DISCLOSURE OF PORTFOLIO HOLDING. The Trust has adopted the following policies and procedures with respect to the disclosure of the securities held by each Portfolio. The disclosure policy currently authorizes monthly dissemination of full holdings for each Portfolio with a 30 day lag.

In addition, the Trust does allow for the following abridged disclosures regarding the composition of each Portfolio's holdings on a quarterly basis:

         (1) top ten (10) holdings in order of position size, as a percentage of each Portfolio's aggregate holdings, will be published and disseminated each calendar quarter with a 15 day lag; and

         (2) industry/sector breakdowns as a percentage of each Portfolio aggregate holdings will be published and disseminated each calendar quarter with a 15 day lag.

However, under conditions of confidentiality, the policy and procedures set forth above do not prevent the sharing of either Portfolio's holdings under the specific exceptions provide below:

         (1)  Disclosures that are required by law;
         (2) Disclosures necessary for Service Providers to perform legitimate business functions for the benefit of the Trust; and
         (3) Disclosures in advertisements and sales materials prepared by or approved by the Distributor of the Trust.

The holding of each Portfolio will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on From N-CSR; (ii) portfolio holdings as fo the end of the first and third fiscal quarter will be filed n From N-Q; and (iii) portfolio holdings as of the end of six months period will be filed as part of the semi-annual report filed on From N-CSR. The Trust's Form NCSRS and From N-Qs will be available on the SEC's website at www.sec.gov.

The Board of Trustees will periodically review the list of entities that have received holdings of either Portfolio to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

Only officers of the Trust and their authorized agents may approve the disclosure of either Portfolio's holdings. Neither the Trust, nor its Service Providers (or any persons affiliated with either) receive compensation or any other consideration in connection with the sharing of the Portfolios' holdings.

The identity of such entities is provided below: (TO BE PROVIDED IN THE
B-FILING)



  RECIPIENT    FREQUENCY OF HOLDINGS   LAG OF INFORMATION    DATE OF    DATE PROVIDED TO
    NAME            DISCLOSURE              PROVIDED       INFORMATION      RECIPEINT





                              TRUSTEES AND OFFICERS


The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the state of Delaware and the Trust's Declaration of Trust. The Trustees are responsible for major decisions relating to each Portfolio's objective, policies and techniques. The Trustees also supervise the operation of the Trust by their officers and review the investment decisions, although they do not actively participate on a regular basis in making such decisions. Information pertaining to the Trustees and Officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined by the 1940 Act, are referred to as "Independent Trustees." Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as "Interested Trustees."

The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below. The address of each, unless otherwise indicated, is 1625 Broadway, Suite 2200, Denver, Colorado 80202.


                              INDEPENDENT TRUSTEES


                               POSITION(S) HELD             PRINCIPAL OCCUPATION DURING PAST 5 YEARS, OTHER
                            WITH TRUST AND LENGTH   TRUSTEESHIPS/DIRECTORSHIPS AND NUMBER OF PORTFOLIOS IN THE FUND
      NAME AND AGE               OF SERVICE                          COMPLEX OVERSEEN BY TRUSTEE.
-------------------------------------------------------------------------------------------------------------------
MARY K. ANSTINE (64)               Trustee          Ms. Anstine is President/Chief Executive Officer of HealthONE,
                                 (since 2001)       Denver, CO, and is former Executive Vice President of First
                                                    Interstate Bank of Denver. She is currently a Director of the
                                                    Trust Bank of Colorado, Trustee of the Denver Area Council of
                                                    the Boy Scouts of America, a Director of the Junior Achievement
                                                    Board and the Colorado Uplift Board, and a member of the
                                                    Advisory Boards for the Girl Scouts Mile Hi Council and the
                                                    Hospice of Metro Denver. Formerly, Ms. Anstine served as a
                                                    Director of HealthONE; a member of the American Bankers
                                                    Association Trust Executive Committee; Director of the Center
                                                    for Dispute Resolution; and a Trustee of Financial Investors
                                                    Trust and Reaves Utility Income Fund. Oversees__ portfolios in the First Tennessee complex.

ROBERT E. LEE (69)                 Trustee          Mr. Lee is currently President of Glacier Properties, Inc., and
                                 (since 2001)       a Director of the following: Storage Technology Corporation;
                                                    ING Financial Services - North America; Meredith Capital
                                                    Corporation; Source Capital Corporation; and Emeritus - The
                                                    Denver Foundation. Mr. Lee is a Director of Financial Investors
                                                    Trust and Reaves Utility Income Fund. Oversees__ portfolios in the First Tennessee complex.

                              INDEPENDENT TRUSTEES


JOHN R. MORAN, JR. ()              Trustee          Mr. Moran is President and Chief Executive Officer of The
                                 (since 2001)       Colorado Trust, a private foundation serving the health and hospital community in the State of Colorado. An attorney, Mr.
                                                    Moran was formerly a partner with the firm of Kutak Rock &
                                                    Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the
                                                    Board of Directors of the Colorado Health Institute; Trustee of
                                                    the Hill Foundation; a member of the University of Colorado
                                                    Treasurer's Advisory Committee; a Trustee of the Robert J.
                                                    Kutak Foundation; Director of the Colorado Wildlife Heritage
                                                    Foundation; and a Trustee of Financial Investors Trust.
                                                    Oversees__ portfolios in the First Tennessee complex.


                               INTERESTED TRUSTEES


                               POSITION(S) HELD             PRINCIPAL OCCUPATION DURING PAST 5 YEARS, OTHER
                            WITH TRUST AND LENGTH   TRUSTEESHIPS/DIRECTORSHIPS AND NUMBER OF PORTFOLIOS IN THE FUND
      NAME AND AGE               OF SERVICE                          COMPLEX OVERSEEN BY TRUSTEE.
-------------------------------------------------------------------------------------------------------------------
W. ROBERT ALEXANDER (76)           Trustee          Mr. Alexander is the Chief Executive Officer of ALPS and ADI,
                                 (since 2001)       which provide administration and distribution services,
                                                    respectively, for proprietary mutual fund complexes. Mr.
                                                    Alexander was Vice Chairman of First Interstate Bank of Denver,
                                                    responsible for Trust, Private Banking, Retail Banking, Cash
                                                    Management Services and Marketing. Mr. Alexander is also a
                                                    Trustee of the Hunter and Hughes Trusts, Financial Investors
                                                    Trust, and Reaves Utility Income Fund. Because of his
                                                    affiliation with ALPS and ADI, Mr. Alexander is considered an
                                                    "interested" Trustee of the Trust. Oversees__ portfolios in the
                                                    First Tennessee complex.


                              Officers of the Trust


                              POSITION(S) HELD
                            WITH TRUST AND LENGTH       PRINCIPAL OCCUPATION DURING PAST 5 YEARS, AND NUMBER OF
        NAME AND AGE             OF  SERVICE            PORTFOLIOS IN THE FUND COMPLEX APPOINTED AS AN OFFICER.
-------------------------------------------------------------------------------------------------------------------
EDMUND J. BURKE (43)              President         Mr. Burke is President and Director of ALPS and ADI. Mr. Burke
                                 (since 2001)       joined ALPS in 1991 as Vice President and National Sales
                                                    Manager. Because of his positions with ADI and ALPS, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940
                                                    Act. Mr. Burke is also a President of Financial Investors Trust and Reaves Utility Income Fund. An officer of __ portfolios in the First Tennessee complex.

JEREMY MAY (34)                  Treasurer          Mr. May is Senior Vice President of ADI and is Senior Vice
                                (since 2001)        President and Director of Mutual Fund Operations of ALPS. Mr.
                                                    May joined ALPS in 1995 as a Controller. Mr. May was an auditor with Deloitte & Touche LLP in their Denver office. Because of his positions with ADI and ALPS, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is
                                                    currently the Treasurer of Financial Investors Trust, Reaves
                                                    Utility Income Fund, and First Funds Trust. An officer of __
                                                    portfolios in the First Tennessee complex.

TANE T. TYLER(39)                 Secretary         An officer of __ portfolios in the First Tennessee complex.
                                (since 2004)



As of December 31, 2004, the dollar range of equity securities in the Portfolios owned by Trustees who are not "Interested Persons" of the Trust were as follows:


                            DOLLAR RANGE OF EQUITY SECURITIES
                                    IN THE PORTFOLIOS                     AGGREGATE DOLLAR RANGE OF EQUITY
                       --------------------------------------------   SECURITIES IN ALL REGISTERED INVESTMENT
                                               CAPITAL APPRECIATION       COMPANIES OVERSEEN BY TRUSTEE IN
INDEPENDENT TRUSTEES   CORE EQUITY PORTFOLIO        PORTFOLIO              FAMILY OF INVESTMENT COMPANIES
-------------------------------------------------------------------------------------------------------------
Mary K. Anstine                None                    None                            None
Robert E. Lee                  None                    None                            None
John R. Moran, Jr.             None                    None                            None


As of December 31, 2004, the dollar range of equity securities in the Portfolios owned by Trustees who are "Interested Persons" of the Trust were as follows:



                            DOLLAR RANGE OF EQUITY SECURITIES
                                    IN THE PORTFOLIOS                     AGGREGATE DOLLAR RANGE OF EQUITY
                       --------------------------------------------   SECURITIES IN ALL REGISTERED INVESTMENT
                                               CAPITAL APPRECIATION       COMPANIES OVERSEEN BY TRUSTEE IN
INTERESTED TRUSTEES    CORE EQUITY PORTFOLIO        PORTFOLIO              FAMILY OF INVESTMENT COMPANIES
-------------------------------------------------------------------------------------------------------------
W. Robert Alexander            None                    None                           None



AUDIT COMMITTEE. The Board has an Audit Committee which considers such matters pertaining to the Trust's books of account, financial records, and changes in accounting principles or practices as the Trustees may from time to time determine. The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm ("Firm") and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Independence Standards Board Standard No. 1. The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee's Charter.

The Independent Trustees are Mrs. Anstine and Messrs. Lee and Moran. The Independent Trustees of the Board meet from time to time in executive session and convened the Audit Committee two (2) times during the fiscal year ended December 31, 2004.

The Board will consider shareholder nominees for Trustee. All nominees must possess the appropriate characteristics, skills and experience for serving on the Board. In particular the Board and its Independent Trustees will consider each nominee's integrity, educational, profession background, understanding of the Trust's business on a technical level, and commitment to devote the time and attention necessary to fulfill a Trustee's duties. All shareholder who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to:
Financial Investor Variable Insurance Trust, 1625 Broadway, Suite 2200, Denver, Colorado, 80202.

Each Independent Trustee of the Trust receives from the Trust a fee in the amount of $1,000 for attending each Board meeting. The Trustees are reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. The Trust does not offer any retirement or deferred compensation plan for its Trustees.



                                                                 AGGREGATE
                                                             COMPENSATION FROM
                                            AGGREGATE        THE TRUST AND FUND
                                        COMPENSATION FROM     COMPLEX PAID TO
                                            THE TRUST            TRUSTEES
          ---------------------------------------------------------------------
          Mary K. Anstine, Trustee              $                     $

          Robert E. Lee, Trustee                $                     $
          John R. Moran, Jr. Trustee            $                     $



As of April March 31, 2005, the officers and trustees of the Trust own less than 1% of the outstanding shares of any Portfolio.

                                 CODE OF ETHICS

Each Portfolio permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics (the "Code") that has been adopted by the Trustees. Access Persons are required to follow the guidelines established by the Code in connection with all personal securities transactions and are subject to certain prohibitions on personal trading. First Tennessee, the Advisers, and the Distributor pursuant to Rule 17j-1 and other applicable laws, and pursuant to the Code, must adopt and enforce their own Code of Ethics appropriate to their operations. The Trustees are required to review and approve the Code of Ethics for First Tennessee, the Advisers and Distributor. First Tennessee and the Advisers are required to report to the Trustees on a quarterly basis, and the Distributor is required to report to the Trustees on an annual basis with respect to the administration and enforcement of such Code of Ethics, including any violations thereof that may potentially affect the Portfolios.

                      PROXY VOTING POLICIES AND PROCEDURES

The Trustees have adopted the Trust's proxy voting policies and procedures, which sets for the guidelines to be utilized by the Trust in voting the proxies for the Portfolios. A complete copy of the Trust's proxy voting policies and procedures is attached hereto as Appendix A and is incorporated herein by reference. The Portfolios must file Form N-PX, which contains the Portfolio's complete proxy voting record for the last 12 months, ended June 30th, no later than August 31st of each year. Each Portfolio's Form N-PX is available (i) without charge, upon request, by calling the Trust at 1-877-846-0741 and (ii) on the SEC's website at www.sec.gov.

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENTS

The Core Equity Portfolio employs First Tennessee Bank National Association, 530 Court Drive, Memphis, Tennessee, to furnish investment advisory and other services to the Portfolio. Under the Investment Advisory and Management Agreement with the Portfolio, First Tennessee is authorized to appoint one or more sub-advisers at First Tennessee's expense. Highland Capital Management Corp., 6077 Primacy Parkway, Memphis, Tennessee, acts as Sub-Adviser to the Core Equity Portfolio. Subject to the direction of the Trustees and of First Tennessee, Highland directs the investments of the Core Equity Portfolio in accordance with its investment objective, policies and limitations. First Tennessee provides investment advisory services to the Core Equity Portfolio through First Tennessee Advisory Services, a department of First Tennessee.

First Tennessee and Delaware Management Company, 2005 Market Street, Philadelphia, Pennsylvania, ("DMC") act as Co-Advisers to the Capital Appreciation Portfolio. Subject to the direction of the Trustees and monitoring by First Tennessee, DMC directs the investments of this Portfolio in accordance with the Portfolio's investment objective, policies and limitations. First Tennessee provides co-investment advisory services to the Capital Appreciation Portfolio through First Tennessee Advisory Services, a department of First Tennessee.

In addition to First Tennessee's and DMC's fees and the fees payable to the Transfer Agent, Pricing and Accounting Agent, and to the Administrator and Co-Administrator, each Portfolio pays for all its expenses, without limitation, that are not assumed by these parties. Each Portfolio pays for typesetting, printing and mailing of proxy material to existing shareholders, legal expenses, and the fees of the custodian, auditor and Trustees. Other expenses paid by each Portfolio include: interest, taxes, brokerage commissions, each Portfolio's proportionate share of insurance premiums, and costs of registering shares under Federal and state securities laws. Each Portfolio is also liable for such nonrecurring expenses as may arise, including costs of litigation to which each Portfolio is a party, and its obligation under the Declaration of Trust to indemnify its officers and Trustees with respect to such litigation.

For managing the investment and business affairs of the Portfolios, First Tennessee is entitled to receive a monthly management fee at the annual rate of 0.70% and 0.15% of the Core Equity and First Horizon Capital Appreciation Portfolios' average net assets, respectively. First Tennessee has contractually agreed to reimburse fund expenses and/or waive a portion of its fees to the extent necessary for the Core Equity and Capital Appreciation Portfolios to maintain a total expense ratio of not more than 1.10% and 1.30%, respectively, for its current fiscal year ending December 31, 2005.

Under its Investment Advisory and Management Agreement with the Core Equity Portfolio, First Tennessee is authorized, at its own expense, to hire sub-advisers to provide investment advice to the Portfolio. As Sub-Adviser, Highland is entitled to receive from First Tennessee a monthly sub-advisory fee at the annual rate of 0.50% of the Core Equity Portfolio's average net assets. As Co-Adviser to the Capital Appreciation Portfolio, DMC is entitled to receive 0.60% of that Portfolio's average net assets. Under the terms of Highland's Sub-Advisory Agreement with First Tennessee and DMC's Investment Advisory and Management Agreement with the Trust, Highland, subject to the supervision of First Tennessee, and DMC supervise the day-to-day operations of their respective Portfolio and provide investment research and credit analysis concerning their respective Portfolio's investments, conduct a continual program of investment of their respective Portfolio's assets and maintain the books and records required in connection with their duties under their agreements. In addition, Highland and DMC keep First Tennessee informed of the developments materially affecting each Portfolio. Highland is currently waiving some or all of the fees that it is entitled to receive from First Tennessee.

The following table summarizes the management fees paid to First Tennessee Bank and DMC by the Portfolios and any management fee waivers and/or reimbursements for the last three fiscal periods:



                                    FIRST TENNESSEE                    DMC
                          CORE EQUITY     CAPITAL APPRECIATION     CORE EQUITY
                          -----------     --------------------     -----------
             2004         $       (1)          $      (1)          $       (1)
             2003         $ 54,718(2)          $ 3,393(2)          $ 13,571
             2002         $ 25,929(3)          $ 1,926(3)          $  7,705(3)



          (1) For the Fiscal Year ended 2004, the actual management fee charge for Core Equity and Capital Appreciation were $_____ and $_____, respectively. First Tennessee waived $_____ and $ _____ of its management fee for the Core Equity and Capital Appreciation, respectively.
          (2) For the Fiscal Year ended 2003, the actual management fee charge for Core Equity and Capital Appreciation were $_____ and $_____, respectively. First Tennessee waived $39,876 and $3,393 of its management fee for the Core Equity and Capital Appreciation, respectively.
          (3) For the Fiscal Year ended 2002, the actual management fee charge for Core Equity and Capital Appreciation were $_____ and $_____, respectively. First Tennessee waived $27,711 and $1,926 of its management fee for the Core Equity and Capital Appreciation, respectively.


                  ADMINISTRATION AGREEMENT AND OTHER CONTRACTS


ADMINISTRATOR. ALPS is the Trust's Administrator and is a Colorado corporation, located at is 1625 Broadway, Suite 2200, Denver, Colorado 80202. As the Administrator, ALPS assists in each Portfolio's administration and operation, including, but not limited to, providing various legal and accounting services in connection with the regulatory requirements applicable to each Portfolio. For its services as Administrator, Fund Accountant and Transfer Agent, ALPS is entitled to and receives from each Portfolio a monthly fee at the annual rate of 0.20% of average net assets. For the previous three fiscal years ended December 31st, ALPS received fees in the following amounts:

                    FISCAL YEAR
                       END           CORE EQUITY PORTFOLIO      CAPITAL APPRECIATION PORTFOLIO
                    --------------------------------------------------------------------------
                       2004
                       2003                 $ 15,634                       $ 4,524
                       2002                 $  7,408                       $ 2,568



First Tennessee serves as the Co-Administrator for each Portfolio. As the Co-Administrator, First Tennessee assists in each Portfolio's operation, including, but not limited to, providing non-investment related research and statistical data and various operational and administrative services. First Tennessee is entitled to receive from each Portfolio a monthly fee at the annual rate of 0.05% of average net assets. For the previous three fiscal years ended December 31st., First Tennessee received co-administration fees in the following amounts:



                    FISCAL YEAR
                        END          CORE EQUITY PORTFOLIO(1)     CAPITAL APPRECIATION PORTFOLIO(2)
                    -------------------------------------------------------------------------------
                       2004
                       2003                   $ 1,852                          $   642
                       2002                   $ 1,852                          $ 2,568



          (1) Pursuant to a contractual agreement between First Tennessee and the Trust to limit the total annual operating expenses to 1.10% for the Core Equity Portfolio, First Tennessee reimbursed the Core Equity Portfolio $______, $______ and $______ for fiscal years-end 2004, 2003, and 2002 respectively. Without the agreement the Core Equity Portfolio would have paid $_____, $______ and $_______ for fiscal years ended 2004, 2003 and 2002.
          (2) Pursuant to a contractual agreement between First Tennessee and the Trust to limit the total annual operating expenses to 1.30% for the Capital Appreciation Portfolio, First Tennessee reimbursed the Capital Appreciation Portfolio $______, $______ and $______ for fiscal years-end 2004, 2003, and 2002 respectively. Without the agreement the Capital Appreciation Portfolio would have paid $_____, $______ and $_______ for fiscal years ended 2004, 2003 and
              2002.

DISTRIBUTOR. ADI, organized as a Colorado corporation, is the Distributor for each Portfolio and is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ADI's address is 1625 Broadway, Suite 2200, Denver, Colorado 80202. As the Distributor, ADI receives monthly 12b-1 fees at the annual rate of up to 0.25% of each Portfolio's average net assets, all or a portion of which may be paid out to insurance companies or their affiliates or others involved in the indirect distribution of each Portfolio. First Tennessee and its affiliates neither participate in nor are responsible for the underwriting of Portfolio shares. Consistent with applicable law, affiliates of First Tennessee may receive commissions or asset-based fees.

TRANSFER AGENT, PRICING AND ACCOUNTING AGENT AND CUSTODIAN. ALPS provides transfer agent and shareholder services for each Portfolio. ALPS also serves as the fund accounting agent for the Portfolios. As fund accounting agent, ALPS calculates the NAV and dividends of each Portfolio and maintains the general accounting records of each Portfolio.


State Street Bank & Trust Company, One Heritage Drive, Quincy, Massachusetts, is Custodian of the assets of the Portfolios. The Custodian is responsible for the safekeeping of each Portfolio's assets and the appointment of sub-custodian banks and clearing agencies. For such services, State Street is entitled to receive a fee from each Portfolio based on its net asset value, plus out-of-pocket expenses. The Custodian takes no part in determining the investment policies of the Portfolios or in deciding which securities are purchased or sold by the Portfolios. The Portfolios, however, may invest in obligations of the Custodian and may purchase securities from or sell securities to the Custodian.

DISTRIBUTION PLAN. The Trustees have adopted a Distribution Plan on behalf of each Portfolio pursuant to Rule 12b-1 (the Rule) under the 1940 Act. The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is intended primarily to result in the sale of shares of the fund except pursuant to a plan adopted by the fund under the Rule. The Trustees have adopted the Plans to allow each Portfolio to compensate the Distributor for incurring distribution expenses. The Distributor receives a Distribution and Service fee (12b-1 fee) of up to 0.25% of the average net assets of each Portfolio. The "Distribution Plan" also recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay for expenses incurred in connection with providing services intended to result in the sale of shares and/or shareholder support services.

The distribution-related services include, but are not limited to, the following: formulation and implementation of marketing and promotional activities, such as mail promotions and television, radio, newspaper, magazine and other mass media advertising; preparation, printing and distribution of sales literature; preparation, printing and distribution of prospectuses of each Portfolio and reports to recipients other than existing shareholders of each Portfolio; obtaining such information, analysis and reports with respect to marketing and promotional activities as the Distributor may, from time to time, deem advisable; making payments to insurance companies, securities dealers and others and providing training, marketing and support to such companies and dealers and others with respect to the sale of shares. Each Plan recognizes the Distributor may use its fees and other resources to pay expenses associated with the promotion and administration of activities primarily intended to result in the sale of shares.

Each Plan has been approved by the Trustees, including the majority of disinterested Trustees. As required by the Rule, the Trustees carefully considered all pertinent factors relating to the implementation of the Plans prior to its approval, and have determined that there is a reasonable likelihood that each Plan will benefit each Portfolio and its shareholders. To the extent that the Plans give the Distributor greater flexibility in connection with the distribution of shares of the class, additional sales of shares may result.

The Plans could be construed as compensation plans because the Distributor is paid a fixed fee and is given discretion concerning what expenses are payable under the Plans. The Distributor may spend more for marketing and distribution than it receives in fees and reimbursements from each Portfolio. However, to the extent fees received exceed expenses, including indirect expenses such as overhead, the Distributor could be said to have received a profit. (Because the Distributor is reimbursed for its out-of-pocket direct promotional expenses, each Plan also could be construed as a reimbursement plan. Until the issue is resolved by the SEC, unreimbursed expenses incurred in one year will not be carried over to a subsequent year). If after payments by the Distributor for marketing and distribution there are any remaining fees attributable to a Plan, these may be used as the Distributor may elect. Since the amount payable under each Plan will be commingled with the Distributor's general funds, including the revenues it receives in the conduct of its business, it is possible that certain of the Distributor's overhead expenses will be paid out of Plan fees and that these expenses may include items such as the costs of leases, depreciation, communications, salaries, training and supplies. Each Portfolio believes that such expenses, if paid, will be paid only indirectly out of the fees being paid under the Plan.


For the fiscal year ended December 31, 2004, the Core Equity and Capital Appreciation Portfolios paid distribution fees in the amounts of $_______ and $_______, respectively.

                    [ADDITIONAL PORTFOLIO MANAGER DISCLOSURE]


                             PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of securities are placed on behalf of the respective Portfolios by Highland and DMC (collectively, the Advisers) pursuant to authority contained in each Portfolio's Sub-Advisory Agreement or Co-Advisory Agreement, as the case may be. The Advisers are also responsible for the placement of transaction orders for other investment companies and accounts for which they or their affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Advisers consider various relevant factors, including, but not limited to, the broker's execution capability, the broker's perceived financial stability, the broker's responsiveness to the Advisers' transaction requests, and the broker's clearance and settlement capability. Commissions for foreign investments traded on foreign exchanges will generally be higher than for U.S. investments and may not be subject to negotiation.


Each Portfolio may execute Portfolio transactions with broker-dealers who provide research and execution services to the Portfolios or other accounts over which the Advisers or their affiliates exercise investment discretion. Such services may include research-related computer hardware and software; and furnishing analyses and reports concerning issuers, industries, and economic factors and trends.

The receipt of research from broker-dealers that execute transactions on behalf of each Portfolio may be useful to the Advisers in rendering investment management services to each Portfolio and/or its other clients, and conversely, such information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Advisers in carrying out their obligations to each Portfolio. The receipt of such research has not reduced the Advisers' normal independent research activities; however, it enables the Advisers to avoid the additional expenses that could be incurred if they tried to develop comparable information through their own efforts. Such research is used by the Advisers in connection with their investment decision-making process with respect to one or more funds and accounts managed by them, and may not be used, or used exclusively, with respect to the Portfolios or account generating the brokerage.

Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are higher than the commission of other broker-dealers in recognition of their research and execution services. In order to cause each Portfolio to pay such higher commissions, the Advisers must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Advisers' overall responsibilities to each Portfolio and their other clients. In reaching this determination, the Advisers will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services. During the fiscal year ended December 31, 2004, the Trust directed brokerage transactions to brokers for research services totaling $_________ in transaction and $________ in related commissions for the Core Equity Portfolio and $______ in transaction and $____ in related commissions for the Capital Appreciation Portfolio.


The Advisers are authorized to use research services provided by and to place portfolio transactions, to the extent permitted by law, with brokerage firms that have provided assistance in the distribution of shares of each Portfolio.


The Trustees periodically review the Advisers' performance of their responsibilities in connection with the placement of portfolio transactions on behalf of each Portfolio and review the commissions paid by each Portfolio over representative periods of time to determine if they are reasonable in relation to the benefits to each Portfolio. The Portfolios respectively paid brokerage commissions in the following amounts during the three most resent fiscal years:



                                     CORE EQUITY PORTFOLIO      CAPITAL APPRECIATION PORTFOLIO
                                     ---------------------      ------------------------------
                    2004                    $                              $
                    2003                    $ 12,987                       $ 10,169
                    2002                    $  9,526                       $  7,045



 During the fiscal periods ended December 31, 2004, 2003, and 2002, no brokerage commissions were paid by the Core Equity and Capital Appreciation Portfolios to an affiliated broker of the Trust.

The Portfolios are required to identify securities of the Trust's "regular brokers or dealers" that they have acquired during the Portfolios' most recent fiscal year. As of December 31, 2004, the Core Equity Portfolio held common stock shares of J.P. Morgan Chase & Co. in the amount of $422,395, and the Capital Appreciation Portfolio did not hold any securities of the Trust's "regular brokers or dealers."


From time to time the Trustees will review whether the recapture for the benefit of each Portfolio of some portion of the brokerage commissions or similar fees paid by each Portfolio on portfolio transactions is legally permissible and advisable. Each Portfolio seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible, and, if so, to determine, in the exercise of their business judgment, whether it would be advisable for each Portfolio to seek such recapture.

When two or more Portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Trustees and each Portfolio's respective Adviser to be equitable to each Portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as each Portfolio is concerned. In other cases, however, the ability of each Portfolio to participate in volume transactions will produce better executions for each Portfolio. It is the current opinion of the Trustees that the desirability of retaining the Portfolios' Advisers outweighs any disadvantages to the Portfolios that may be said to exist from exposure to simultaneous transactions.

                        VALUATION OF PORTFOLIO SECURITIES

In valuing securities owned by each Portfolio, the Advisers use various methods depending on the market or exchange on which the securities are traded. Securities traded on the New York Stock Exchange ("NYSE") or the American Stock Exchange are appraised at the last sale price, or if no sale has occurred, at the closing bid price. Securities traded on other exchanges are appraised as nearly as possible in the same manner. Securities listed on NASDAQ will be priced by using the NASDAQ Official Closing Price. Securities and other assets for which exchange quotations are not readily available are valued on the basis of closing over-the-counter bid prices, if available, or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. Short-term securities maturing in 60 days are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. Convertible securities and fixed-income securities are valued primarily by a pricing service that uses a vendor security valuation matrix, which incorporates both dealer-supplied valuations and electronic data processing techniques. The Advisers believe that this two-fold approach more accurately reflects fair value because it takes into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted, exchange, or over-the-counter prices.

The Trustees have approved the use of pricing services. Securities and other assets for which there is no readily available market are valued in good faith by a committee appointed by the Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a Portfolio if, in the opinion of a committee appointed by the Trustees, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded on an exchange) would more accurately reflect the fair market value of such securities.

Generally, the valuation of foreign and domestic equity securities, as well as corporate bonds, U.S. government securities, money market instruments, and repurchase agreements, is substantially completed each day at the close of the NYSE. The values of any such securities held by the Portfolios are determined as of such time for the purpose of computing the Portfolios' net asset values per share ("NAV"). Foreign security prices are furnished by independent brokers or quotation services, which express the value of securities in their local currency. ALPS, the Fund Accountant, gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of the net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued as determined in good faith.

                                   PERFORMANCE

Performance of the Portfolios does not reflect Variable Contract fees and charges.

TOTAL RETURNS for each Portfolio quoted in advertising reflect all aspects of return, including the effect of reinvesting dividends and capital gain distributions (if any), and any change in NAV over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance. Average annual returns covering periods of less than one year are calculated by determining total return for the period, extending that return for a full year (assuming that performance remains constant over the year), and quoting the result as an annual return.


Average annual total returns for each Portfolio as of December 31, 2004, were as follows:

                               1 YEAR                       SINCE INCEPTION(1)
                               ------                       ------------------
Core Equity                       %                                  %
Capital Appreciation              %                                  %

  inception 08/20/2001


CUMULATIVE TOTAL RETURNS reflect the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Where applicable, sales loads may or may not be included.

Each Portfolio may compare its performance or the performance of securities in which it may invest to other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by, among others, imoneynet.com of Ashland, MA or by Lipper, Inc., an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, each Portfolio's performance may be compared to mutual fund performance indices prepared by Lipper.

MOVING AVERAGES. The Portfolios may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

NET ASSET VALUE. Charts and graphs using the Portfolios' net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Portfolio and reflects all elements of its return. Unless otherwise indicated, the Portfolio's adjusted NAVs are not adjusted for sales charges, if any.

From time to time, each Portfolio's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Portfolios may quote Morningstar, Inc. in their advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance.


Each Portfolio may be compared in advertising to certificates of deposits (CDs) or other investments issued by banks. Mutual funds differ from bank investments in several respects. For example, the Portfolios may offer greater liquidity or higher potential returns than CDs, and the Portfolio does not guarantee your principal or your return.


Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the return of different indices.

The Core Equity Portfolio may compare its performance to that of the Standard & Poor's Composite Index of 500 stocks ("S&P 500"), a widely recognized, unmanaged index of the combined performance of the stocks of 500 American companies. The Capital Appreciation Portfolio may compare its performance to that of the S&P 500, the Standard & Poor's 400 Midcap Index, the Russell 2000 Growth Index or the Russell 2500 Growth Index. Each Portfolio may also quote mutual fund rating services in its advertising materials, including data from a mutual fund rating service which rates mutual funds on the basis of risk adjusted performance.

Each Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, the investor invests a fixed dollar amount at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit nor guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Each Portfolio is an investment vehicle for the separate accounts of Variable Contracts offered by insurance companies. Individual Variable Contract holders are not the shareholders of the Portfolios. Rather, a participating insurance company and its separate accounts are the shareholders. The offering is without a sales charge and is made at each Portfolio's net asset value per share. Shares of the Portfolios are not offered to the general public. Each Portfolio reserves the right, in its sole discretion, to refuse purchase orders. The procedures for redemption of Portfolio shares under ordinary circumstances are set forth in the Prospectus and in the separate prospectus relating to the Variable Contracts which accompanies the Prospectus.


The following holiday closings have been scheduled: Thanksgiving Day, Christmas Day, New Year's Day, Dr. Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day and Labor Day. Although the same holiday schedule is expected to be observed in the future, the NYSE may modify its holiday schedule at any time.


If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each Portfolio's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, as well as the associated inconveniences.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. Each Portfolio currently intends to declare and pay dividends, if any, on an annual basis. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Portfolios, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Portfolios just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

TAXES. It is the policy of each Portfolio to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As a result, the Portfolio will not be subject to U.S. Federal income tax on any net income or capital gains that it distributes to its shareholders, that is, the insurance companies separate accounts.

The Treasury Department has issued Regulations under Internal Revenue Code
Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with the diversification requirement. These requirements are in addition to the diversification requirement imposed on the Portfolios by Subchapter M and the 1940 Act. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issue. A variable contract based upon a separate account will not receive favorable tax treatment as an annuity or life insurance contract unless the separate account and underlying regulated investment company investments are adequately diversified. In determining whether a separate account is adequately diversified, in certain circumstances the separate account can look through to the assets of the regulated investment company in which it has invested.

The Regulations require the Portfolios' assets to be diversified so that no single investment represents more than 55% of the value of the Portfolio's total assets, no two investments represent more than 70% of the Portfolio's total assets, no three investments represent more than 80% of the Portfolio's total assets and no four investments represent more than 90% of the Portfolio's total assets. A "safe harbor" is available to a separate account if it meets the diversification tests applicable to registered investment companies and not more than 55% of its assets constitute cash, cash items, government securities and securities of other registered investment companies.

The applicable Regulations treat all securities of the same issuer as a single investment. In the case of "government securities," each government agency or instrumentality shall be treated as a separate issuer for the purpose of the diversification test (although not for the purpose of the "safe harbor" test described above). All securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. The Trust intends to comply with these diversification requirements. Failure of the Portfolios to satisfy the Section 817(h) requirements would result in taxation of the applicable separate accounts, the insurance companies variable life policies and variable annuity contracts, and tax consequences to the holders thereof.

The foregoing is only a brief summary of important tax considerations that generally affect the Portfolios. Prospective investors should consult their own tax advisers with regard to the Federal tax consequences of the purchase, ownership, or disposition of Portfolio shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

For a discussion of the impact on Variable Contract owners of income taxes an issuer may owe as a result of (i) its ownership of shares of the Portfolio, (ii) its receipt of dividends and distributions thereon, and (iii) its gains from the purchase and sale thereof, reference should be made to the Prospectus for the Variable Contract accompanying this Prospectus.

                            DESCRIPTION OF THE TRUST


TRUST ORGANIZATION. The First Horizon Core Equity and Capital Appreciation Portfolios are Portfolios of Financial Investors Variable Insurance Trust, a diversified, open-end management investment company organized as a Delaware statutory trust by a Declaration of Trust dated July 31, 2000. The Declaration of Trust permits the Trustees to create additional Portfolios and Classes. There are two Portfolios of the Trust.


The assets of the Trust received for the issue or sale of shares of each Portfolio and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specially allocated to such Portfolio, and constitute the underlying assets of such Portfolio. The underlying assets of each Portfolio are segregated on the books of account, and are to be charged with the liabilities with respect to such Portfolio and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective Portfolios except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which expenses are allocable to a given Portfolio, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Trust, shareholders of a Portfolio are entitled to receive as a class the underlying assets of such Portfolio available for distribution.

SHAREHOLDER AND TRUSTEE LIABILITY. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees shall include a provision limiting the obligations created thereby to the Trust and its assets. The Declaration of Trust provides for indemnification out of each Portfolio's property of any shareholders held personally liable for the obligations of each Portfolio. The Declaration of Trust also provides that each Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability to shareholders is remote.

The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


Insurance companies and qualified plans will typically be each Portfolio's only shareholders of record, and pursuant to the 1940 Act, such shareholders may be deemed to be in control of the Portfolio. When a shareholder's meeting occurs, each insurance company solicits and accepts voting instructions from its Variable Contract owners who have allocated or transferred monies for an investment in the Portfolio as of the record date of the meeting. Each shareholder then votes the Portfolio's shares that are attributable to its interests in the Portfolio in which it is entitled to vote, in proportion to the voting instructions received.

Typically for Insurance companies, each Portfolio is available through separate accounts relating to both variable annuity and variable life insurance contracts. The Portfolios do not currently foresee any disadvantages to Variable Contract owners arising from offering their shares to variable annuity and variable life insurance policy separate accounts, and the Trustees continuously monitors events for the existence of any material irreconcilable conflict between or among Variable Contract owners. Material conflicts could result from, for example, (i) changes in state insurance laws; (ii) changes in federal income tax laws; or (iii) differences in voting instructions between those given by variable life owners and variable annuity owners. If a material irreconcilable conflict arises, as determined by the Board of Trustees, one or more separate accounts may withdraw their investment in the Portfolio. This could possibly require the Portfolio to sell securities as disadvantageous prices. Each insurance company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary. However, ongoing expenses that are ultimately borne by Variable Contract owners will likely increase due to the loss of economies of scale benefits that can be provided to separate accounts with substantial assets.

As of ______, 2005, the following shareholders owned 5% or more of the outstanding shares of the Portfolios:



                                                               TOTAL                 TOTAL PORTFOLIO SHARES
NAME AND ADDRESS                         PORTFOLIO         SHARES OWNED    % HELD          OUTSTANDING
----------------                         ---------         ------------    ------          -----------
Hartford Life Insurance Company         Core Equity                          %
P.O. Box 2999                      Capital Appreciation                      %
Hartford, CT 06104

Nationwide Insurance Company            Core Equity                          %
P.O. Box 182029                    Capital Appreciation                      %
Columbus, OH 43218


VOTING RIGHTS. Each Portfolio's capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the Trust or a Portfolio may, as set forth in the Declaration of Trust, call meetings of the Trust or a Portfolio for any purpose related to the Trust or Portfolio, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Trust or that Portfolio. If not so terminated, the Trust and each Portfolio will continue indefinitely.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as the Trust's independent registered public accounting firm. The independent registered public accounting firm or examines the annual financial statements for the Trust and provides other audit, tax, and related services.


                              FINANCIAL STATEMENTS

Each Portfolio's financial statements and financial highlights for the fiscal year ending December 31, 2004, are included in the Trust's Annual Report, which is a separate report supplied independently of this SAI. Each Portfolio's financial statements and financial highlights are incorporated herein by reference.

The Portfolios' financial statements for the fiscal year ended December 31, 2004, were audited by Deloitte & Touche LLP, whose report is included in the Portfolios' annual report.

                            PART C. OTHER INFORMATION

Item 23.   Exhibits

EXHIBIT
  NUMBER   DESCRIPTION
(a)        (1)    Declaration of Trust dated July 26, 2000.(1)

           (2)    Certificate of Trust dated July 26, 2000.(1)

(b)        (1)    Bylaws of the Trust dated July 26, 2000.(1)

(c)               Not Applicable.

(d)        (1)    Form of Investment Advisory and Management Agreement between
                  Financial Investors Variable Insurance Trust, on behalf of the
                  Growth and Income Portfolio, and First Tennessee Bank National
                  Association.(1)

           (2)    Form of Investment Advisory and Management Agreement between
                  Financial Investors Variable Insurance Trust, on behalf of the
                  Capital Appreciation Portfolio, and First Tennessee Bank
                  National Association.(1)

           (3) Form of Co-Investment Advisory and Management Agreement between Financial Investors Variable Insurance Trust, on behalf of the Capital Appreciation Portfolio, and Delaware
                  Management Company.(1)

           (4)    Form of Sub-Advisory Agreement between First Tennessee Bank
                  National Association, on behalf of the Growth and Income
                  Portfolio, and Highland Capital Management Corp.(1)

(e)        (1)    Form of Distribution Agreement between Financial Investors
                  Variable Insurance Trust and ALPS Mutual Funds Services, Inc.
                  on behalf of all Portfolios.(1)

(f)               Not Applicable.

(g)               Form of Custody Agreement between Financial Investors Variable
                  Insurance Trust and State Street Bank and Trust.(2)

(h)        (1)    Form of Transfer Agency Agreement between Financial Investors
                  Variable Insurance Trust and ALPS Mutual Funds Services, Inc.
                  on behalf of all Portfolios.(1)

           (2)    Form of Administration Agreement between Financial Investors
                  Variable Insurance Trust and ALPS Mutual Funds Services, Inc., on behalf of all Portfolios.(1)

           (3)    Form of Co-Administration Agreement between Financial
                  Investors Variable Insurance Trust and First Tennessee Bank
                  National Association, on behalf of all Portfolios.(1)

           (4)    Form of Bookkeeping and Pricing Agreement between Financial
                  Investors Variable Insurance Trust and ALPS Mutual Funds
                  Services, Inc. on behalf of all Portfolios.(1)

           (5)    Form of Fund Participation Agreement between Hartford Life
                  Insurance Company, Financial Investors Variable Insurance
                  Trust, ALPS Mutual Funds Services, Inc. and the Advisers to the Portfolios.(2)

           (6)    Form of Fund Agreement between Nationwide Financial Services,
                  Inc. and Financial Investors Variable Insurance Trust.(2)

           (7)    Power of Attorney.(2)

(i)               Opinion and Consent of Davis, Graham & Stubbs.(2)

(j)               Not Applicable.

(k)               Not Applicable.

(l)               Not Applicable.

(m)        (1)    Form of Distribution Plan - Capital Appreciation Portfolio.(2)

           (2)    Form of Distribution Plan - Growth & Income Portfolio.(2)

(n)               Not Applicable.

(o)               Not Applicable.

(p)        (1)    Code of Ethics for ALPS Mutual Funds Services, Inc.(1)

           (2)    CODE OF ETHICS FOR FIRST TENNESSEE BANK NATIONAL
                  ASSOCIATION.(1)

           (3)    CODE OF ETHICS FOR DELAWARE MANAGEMENT CORPORATION.(1)

           (4)    Code of Ethics for Highland Capital Management Corporation.(1)

           (5)    Code of Ethics for Financial Investors Variable Insurance
                  Trust.(1)

----------
(1) Filed with the initial filing of the Trust on November 28, 2000.
(2) Filed with the Post-Effective Amendment No. #4 filed by the Trust on April 29, 2004.

Item 24.          Persons Controlled by or Under Common Control with Registrant

                  Not Applicable.

Item 25.          Indemnification

                  Article 8, Section 8.1 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any Trustee or officer. It states, in part, that no personal liability for any debt or obligation of the Trust shall attach to any Trustee of the Trust. Section 8.5 states that the Registrant shall indemnify any present or past Trustee, officer, employee, or agent of the Trust to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such trustee, director, officer, employee, or agent. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification, however, will not be provided in certain circumstances. These include, among others, instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular person involved.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business and Other Connections of Investment Manager

      FIRST TENNESSEE BANK NATIONAL ASSOCIATION (FTB) - INVESTMENT ADVISER

POSITION                                                OTHER BUSINESS                          TYPE OF
WITH FTB                    NAME                        CONNECTIONS*                            BUSINESS
--------                                                ------------
DIRECTOR              Robert C. Blattberg       Polk Brothers Distinguished             Education
                                                Professor of Retailing
                                                J.L. Kellogg Graduate School
                                                of Management
                                                Northwestern University(1)

                                                Director, Factory Card                  Retail
                                                Outlet Corp.(2)

                                                Director, Golub Corporation(3)          Grocery

Director              Carlos H. Cantu           Senior Chairman, The                    Consumer services
                                                ServiceMaster Company(4)                and Supportive
                                                                                        Management services

                                                Director, Unicom Corporation(5)         Utility

Director              George E. Cates           Chairman of the Board and Chief         Real estate
                                                Executive Officer, Mid-America          investment trust
                                                Apartment Communities, Inc.(6)

                                                Director, SCB Computer Technology,
                                                Inc.(7)

Director,             J. Kenneth Glass          Executive Vice President, Director,     Bank holding company
President,                                      FTNC(8)
Retail Financial
Services

                                                President and Director, Norlen Life     Credit life insurance
                                                Insurance Company(8)

                                                Director, FT Mortgage Holding Corp.(9)  Mortgage company

                                                Director, First Horizon Home Loan       Mortgage company
                                                Corp.(10)

                                                Director, FT Mortgage Services,         Mortgage company
                                                Inc.(11)

                                                Director, Highland Capital Management   Investment Advisor
                                                Corp.(12)

                                                Chairman and Director, First Horizon    Consumer access/
                                                Strategic Alliances,                    discount

                                                Inc.(13)                                card program
                                                                                        and finder

                                                Director, First Tennessee Merchant      Merchant processing
                                                Services, Inc.(14)

                                                Director, Federal Flood Certification   Flood insurance
                                                Corp.(15)

                                                Director, FT Reinsurance Company(16)    Insurance

                                                Director, Martin & Company(17)          Investment adviser

                                                Director, First Horizon Asset           Securitization
                                                Securities, Inc.(18)                    conduit

                                                Director, FT Real Estate Information    Holding company
                                                Mortgage Solutions Holdings, Inc.(19)

                                                Director, Vice President, FT Real       Holding company
                                                Estate Information Mortgage
                                                Solutions, Inc.(20)

Director              James A. Haslam, III      Chief Executive Officer, Director,      Retail operator of
                                                Pilot Corporation(21)                   convenience stores
                                                                                        and travel centers

                                                Director, Ruby Tuesday, Inc.(22)        Restaurant

President, Chairman   Ralph Horn                President, Chairman of the Board,       Bank holding company
of the Board, Chief                             Chief Executive Officer and Director,
Executive Officer                               FTNC(8)
and Director

                                                Director, Harrah's Entertainment,       Casino, entertainment
                                                Inc.(23)

                                                Director Mid-America Apartment          Real estate
                                                Communities, Inc.(6)                    investment trust

Director, President,  John C. Kelley, Jr.       Executive Vice President, Director,     Bank holding company
Business Financial                              FTNC(8)
Services/
Memphis Financial
Services

                                                Director, President, Check              Check processing and
                                                Consultants, Inc.(8)                    related services

                                                Director, Check Consultants Company     Check processing and
                                                of Tennessee(8)                         related services

                                                Director, First Tennessee Housing       Public welfare
                                                Corporation(24)                         investments

                                                Director, First Tennessee Equipment     Equipment financing
                                                Finance Corporation(25)

                                                Director, President, First Express      Check processing
                                                Remittance Processing, Inc.(26)

                                                Director, Hickory Capital               Venture capital
                                                Corporation(27)

                                                Director, Hickory Venture Capital       Venture capital
                                                Corp.(28)

Director              R. Brad Martin            Chairman of the Board, Chief            Retail
                                                Executive Officer, Saks,
                                                Incorporated(29)

                                                Director, Harrah's Entertainment        Casino, entertainment
                                                Inc.(23)

                                                Director, Pilot Corporation(21)         Retail operator of
                                                                                        convenience stores
                                                                                        and travel centers

Director              Joseph Orgill, III        Chairman of the Board, West Union       Distributor and
                                                Corporation(30)                         manufacturer for
                                                                                        construction industry

                                                Director, Chairman of the Board,        Wholesale hardware
                                                Orgill, Inc.(31)                        distributor

                                                Director, Mallory Group(32)             Warehousing,
                                                                                        distribution and

                                                                                        transportation

Director              Vicki R. Palmer           Senior Vice President and Treasurer     Bottler of soft
                                                and Special Assistant to the CEO,       drink products
                                                Coca Cola Enterprises, Inc.(33)

Director              Michael D. Rose           Director, Nextera Enterprises,          Business consulting
                                                Inc.(34)

                                                Former Director, General Mills,         Food processing
                                                Inc.(35)

                                                Former Director, Ashland Inc.(36)       Oil company

                                                Director, Darden Restaurants,           Restaurant
                                                Inc.(37)

                                                Director, Stein Mart, Inc.(38)          Retail

                                                Director, FelCor Lodging Trust,         Hotel
                                                Inc.(39)

                                                Director, ResortQuest International,    Vacation property
                                                Inc.(40)                                management

Director              William B. Sansom         Chairman of the Board and Chief         Wholesale distributor
                                                Executive Officer, The H.T. Hackney
                                                Company(41)

                                                Director, Martin Marietta Materials,    Construction
                                                Inc.(42)                                aggregate materials
                                                                                        producer

                                                Director, Astec Industries, Inc.(43)    Construction
                                                                                        aggregate materials
                                                                                        producer

Executive Vice        Susan Schmidt Bies        Executive Vice President, Auditor,      Bank holding company
President, Auditor                              FTNC(8)

Executive Vice        Harry A. Johnson, III     Executive Vice President and General    Bank holding company
President and                                   Counsel of FTNC(8)
General Counsel

Executive Vice        John P. O'Connor, Jr.     Executive Vice President and Chief      Bank holding company
President and Chief                             Credit Officer of FTNC(8)
Credit Officer

                                                Director, TSMM Corporation(44)          Real Estate

                                                Director, JPO, Inc.(45)                 Real Estate

                                                Director, First Tennessee Securities    Broker Dealer
                                                Corp.(46)

Executive Vice        Sarah Meyerrose           Executive Vice President Employee       Bank holding company
President-Employee                              Services of FTNC(8)
Services

Executive Vice        Elbert L. Thomas, Jr.     Executive Vice President and Chief      Bank holding company
President, Chief                                Financial Officer of FTNC(8)
Financial Officer

                                                Director, First Tennessee ABS,          REIT/REMIC
                                                Inc.(47)

                                                Director, FT Real Estate Securities     REIT/REMIC
                                                Company, Inc.(48)

                                                Director, FT Real Estate Securities     REIT/REMIC
                                                Holding Company, Inc.(49)

Executive Vice        Charles Burkett           Director, Highland Capital Management   Investment Adviser
President, Affluent                             Corp.(12)
Market Manager

                                                Director, First Tennessee Brokerage,    Broker Dealer
                                                Inc.(50)

                                                Director, FT Insurance                  Insurance
                                                Corporation(51)

                                                Director, First Horizon Insurance       Insurance
                                                Services, Inc.(52)

                                                Director, Martin & Co., Inc.(17)        Investment adviser

Executive Vice        David L. Berry            None
President

Executive Vice        David B. Lantz            None

President

Senior Vice           Wayne C. Marsh            None
President

Senior Vice           John Curtis               None
President

Senior Vice           Deborah McDonald          None
President

Senior Vice           Yvonne Watson             None
President

Senior Vice           C. Douglas Kelso          None
President

Senior Vice           David M. Taylor           None
President

Senior Vice           Steven J. McNally         None
President

Senior Vice           Scott Bovee               None
President

Senior Vice           Maureen MacIver           None
President

Senior Vice           Otis M. Clayton           None
President

Vice President        Suzanne Donaldson         None

Vice President        Craig Harris              None

Vice President        Edward C. Dellinger       None

Vice President        Claudette S. Sanders      None

Vice President        John Barringer            None

Vice President        Robert Johnston           None

Trust Officer         Roxanne Morris            None

Chairman and CEO      Larry B. Martin           Director, Martin & Co., Inc.(17)        Investment Adviser

First Tennessee
Bank-Knoxville

President, First      Lew Weems                 Director, Martin & Co., Inc.(17)        Investment Adviser
Tennessee
Bank-Knoxville

NOTES:

* All directors of FTB are also directors of its parent, First Tennessee National Corporation, which controls FTB. Messrs. Glass, Horn, Johnson, Keen, Kelley, Lewis, O'Connor and Thomas and Ms. Bies and Ms. Meyerrose are considered executive officers of FTNC.

----------
(1) J.L. Kellogg Graduate School of Management, 875 N. Michigan Ave., Suite 2945, Chicago, IL 60611
(2)  Factory Card Outlet Corp., 745 Birbinal Drive, Bensenville, IL 60106-1212
(3)  Golub Corporation, P.O. Box 1074, Schenectady, NY 12301
(4)  ServiceMaster Company, One ServiceMaster Way, Downers Grove, IL 30515
(5)  Unicom Corporation, 1 First National Plaza, Chicago, IL 60690
(6) Mid-America Apartment Communities, Inc., 6584 Poplar Ave., Ste. 340, Memphis, TN 38138
(7) SCB Computer Technology, Inc., 3800 Forrest Hill-Irene, Suite 100, Memphis, TN 38125
(8) First Tennessee Bank National Association and First Tennessee National Corporation, 165 Madison Avenue, Memphis, TN 38103
(9)  FT Mortgage Holding Corp., 2974 LBJ Freeway, Dallas, TX 75234
(10) First Horizon Home Loan Corporation, 165 Madison Ave., Memphis, TN 38103
(11) FT Mortgage Services, Inc., 165 Madison Ave., Memphis, TN 38103
(12) Highland Capital Management Corp., 6077 Primacy Parkway, Suite 228, Memphis, TX 38117
(13) First Horizon Strategic Alliances, Inc., 1700 Rambling Road, Richmond, VA 23235
(14) First Tennessee Merchant Services, Inc., 300 Court Ave., Memphis, TN 38103
(15) Federal Floor Certification Corporation, 6220 Gaston Ave., Dallas, TX 75214
(16) FT Reinsurance Company, 7 Burlington Square, 6th Floor, Burlington, VT
     05401
(17) Martin & Company, Two Centre Square, 625 S. Gay Street, Suite 200, Knoxville, TN 37902-1669
(18) First Horizon Asset Securities, 2974 LBJ Freeway, Dallas, TX 75234
(19) FT Real Estate Securities Holding Company, Inc., 165 Madison Ave., Memphis, TN 38103
(20) First Tennessee Real Estate Information Mortgage Solutions, Inc., 165 Madison Ave., Memphis, TN 38103
(21) Pilot Corporation, 5508 Lonas Road, Knoxville, TN 37909
(22) Ruby Tuesday, Inc., 150 West Church Ave., Maryville, TN 37801
(23) Harrah's Entertainment, Inc. 1023 Cherry Road, Memphis, TN 38117
(24) First Tennessee Housing Corporation, 165 Madison Ave., Memphis, TN 38103
(25) First Tennessee Equipment Finance Corporation, 165 Madison Ave., Memphis, TN 38103
(26) First Express Remittance Processing, 165 Madison Ave., Memphis, TN 38103
(27) Hickory Venture Capital Corporation, 200 West Court Square, Suite 100, Huntsville, AL 35801
(28) Hickory Capital Corporation, 200 West Court Square, Suite 100, Huntsville, AL 35801
(29) Saks, Incorporated, 5810 Shelby Oaks Drive, Memphis, TN 38134
(30) West Union Corporation, 35 Union Ave., Suite 300, Memphis, TN 38103
(31) Orgill, Inc., 2100 Latham Street, Memphis, TN 38109
(32) Mallory Group, 4294 Sweeney Road, Memphis, TN 38118
(33) Coca Cola Enterprises, Inc., 2500 Windy Ridge Pkwy, Marietta, GA 30067
(34) Nextera Enterprises, Inc., One Cranberry Hill, Lexington, MA 02421
(35) General Mills, Inc., 9200 Wayzata Blvd., Minneapolis, MN 55426
(36) Ashland Co., 2351 Channel Ave., Memphis, TN
(37) Darden Restaurants, Inc., 5900 Lake Ellenor Drive, Orlando, FL 32809
(38) Stein Mart, Inc., 1200 Riverplace Blvd., Jacksonville, FL 32207
(39) FelCor Lodging Trust, Inc., 545 East John Carpenter Freeway, Suite 1300, Irving, TX 75062-3933
(40) ResortQuest International, Inc., 530 Oak Court Drive, #360, Memphis, TN
     38117
(41) The H.T. Hackney Company, Fidelity Bldg., 502 S. Gay Street, Suite 300, Knoxville, TN 37902
(42) Martin Marietta Materials, Inc., P.O. Box 30013, Raleigh, NC 27622-0013
(43) Astec Industries, Inc., P.O. Box 72787, Chattanooga, TN 37407
(44) TSMM Corporation, 165 Madison Ave., Memphis, TN 38103
(45) JPO, Inc., 165 Madison Ave., Memphis, TN 38103
(46) First Tennessee Securities Corp., 845 Crossover Lane, Suite 150, Memphis, TN 38117

(47) First Tennessee ABS, Inc., P.O. Box 249, Springdale, AR 72765
(48) FT Real Estate Securities Company, Inc., P.O. Box 249, Springdale, AR 72765
(49) FT Real Estate Securities Holding Company, Inc., P.O. Box 249, Springdale, AR 72765
(50) First Tennessee Brokerage, Inc., 530 Oak Court Drive, Memphis, TN 38117
(51) FT Insurance Corporation, 530 Oak Court Drive, Memphis, TN 38117
(52) First Horizon Insurance Services, Inc., 530 Oak Court Drive, Memphis, TN 38117
(53) AMX Corporation dba AMA Irrigation, P.O. Box 356, Marion, AR 72364

                  HIGHLAND CAPITAL MANAGEMENT CORP. (HIGHLAND)
                        6077 PRIMACY PARKWAY, MEMPHIS, TN

POSITION                                                                 OTHER BUSINESS
WITH HIGHLAND                           NAME                             CONNECTIONS
-------------                           ----                             -----------
Director, Executive Vice President,     Edward J. Goldstein              None
Treasurer, Secretary

Director, President                     Steven Wishnia                   None

Director                                James M. Weir                    None

Director, Chairman of the Board         Paul H. Berz                     None

Director, Senior Vice President         David L. Thompson                None

Director                                Charles Thomas Whitman(1) (2)    Director, NexAir, LLC

Director                                J. Kenneth Glass                 see FTB listing

Director                                Charles Burkett                  see FTB listing

Senior Vice President                   Steven T. Ashby                  None

Senior Vice President                   James R. Turner                  None

Vice President                          Mark Cronin                      None

----------
(1) Previously, Executive Vice President of Highland Capital Management Corp., 6077 Primacy Parkway, Memphis, TN 38119
(2) NexAir, LLC, 1385 Corporate Avenue, Memphis, TN 38186-1182, distributor of industrial gases, welding supplies and medical products


                           DELAWARE MANGEMENT COMPANY
                               2005 MARKET STREET
                           PHILADELPHIA, PENNSYLVANIA

     Delaware Management Company is organized as a series of Delaware Management Business Trust ("DMBT"), a business trust organized under the laws of the State of Delaware. The list required by this Item 26 of officers and directors of DMBT, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by DMBT pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-32108).

Item 27.          Principal Underwriters

(1) The sole principal underwriter for the Fund is ALPS Mutual Funds Services, Inc. which acts as distributor for the Registrant and the following other funds: Westcore Trust, Financial Investors Trust, First Funds, Stonebridge Growth Fund, Inc., Stonebridge Aggressive Growth Fund, Inc., SPDR Trust, MidCap SPDR Trust, DIAMONDS Trust, Select Sector SPDR Trust, Nasdaq 100 Trust, Firsthand Funds, and Holland Balanced Fund.

(b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Mutual Funds Services, Inc., the distributor for Registrant, are as follows:

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH             POSITIONS AND OFFICERS WITH
     BUSINESS ADDRESS*                             REGISTRANT                            UNDERWRITER
W. Robert Alexander                      Trustee                                Chairman, Chief Executive Officer
                                                                                and Secretary

Thomas A. Carter                         None                                   Chief Financial Officer

Edmund J. Burke                          None                                   President and Director

Jeremy May                               Treasurer                              Vice President

Russell C. Burk                          Secretary                              General Counsel

Rick A. Pederson                         None                                   Director

Chris Woessner                           None                                   Director

*  All Addresses are 370 Seventeenth Street, Suite 3100, Denver, Colorado  80202

Item 28.          Location of Accounts and Records

                  First Tennessee Bank National Association, located at 530 Oak Court Dr., Suite 200, Memphis, Tennessee 38117, Highland Capital Management Corp., located at 6011 Privacy Parkway, Suite 228, Memphis, Tennessee 38119, Delaware Management Company, located at 2005 Market Street, Philadelphia, Pennsylvania 19103, and ALPS Mutual Funds Services, Inc., located at 370 17th Street, Denver, Colorado 80202, will maintain physical possession of each such account, book or other documents of the Trust, except for those documents relating to the custodial records maintained by the Trust's Custodian, State Street Bank and Trust, 1 Heritage Drive, North Quincy, Massachusetts 02171.

Item 29.          Management Services

                  Not Applicable.

Item 30.          Undertakings

                  The Registrant, on behalf of each Portfolio undertakes, provided the information required by Item 5A is contained in the Annual Report, to furnish each person to whom a Prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 5 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 18th day of February 18, 2005.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By: /s/Edmund J. Burke
    ------------------
    Edmund J. Burke

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/W. Robert Alexander*       Trustee            February 18, 2005
-----------------------
W. Robert Alexander

/s/Mary K. Anstine*           Trustee            February 18, 2005
-------------------
Mary K. Anstine

/s/Robert E. Lee              Trustee            February 18, 2005
----------------
Robert E. Lee

/s/Edmund J. Burke            President          February 18, 2005
------------------

Edmund J. Burke

/s/Jeremy O. May              Treasurer          February 18, 2005
----------------
Jeremy O. May

* Signature affixed by Tane. T. Tyler pursuant to a power of attorney dated January 15, 2004.